Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Statements
Note 25.	Parent Company Only Financial Statements

The following balance sheets, statements of income and statements of cash flows for Independent Bank Group, Inc. should be reread in conjunction with the consolidated financial statements and the notes thereto.

Balance Sheets

	December 31,
Assets	2012	2011	2010
Cash and cash equivalents	$1,396	$4,375	$2,713
Investment in subsidiaries	173,724	120,711	108,119
Investment in Trusts	547	438	438
Other assets	987	325	34

Total assets	$176,654	$125,849	$111,304

Liabilities and Stockholders’ Equity
Notes payable	$12,250	$7,500	$9,000
Other borrowings	20,788	17,103	11,383
Junior subordinated debentures	18,147	14,538	14,538
Other liabilities	959	711	339

Total liabilities	52,144	39,852	35,260

Stockholders’ equity:
Common stock	83	69	69
Additional paid-in capital	88,791	59,196	58,149
Retained earnings	33,290	24,594	16,984
Treasury stock	(232)	(24)	(24)
Accumulated other comprehensive income	2,578	2,162	866

Total stockholders’ equity	124,510	85,997	76,044

Total liabilities and stockholders’ equity	$176,654	$125,849	$111,304

Statements of Income

	Years Ended December 31,
	2012	2011	2010
Interest expense:
Interest on notes payable and other borrowings	$1,720	$1,270	$981
Interest on junior subordinated debentures	531	480	484

Total interest expense	2,251	1,750	1,465

Noninterest income:
Dividends from subsidiaries	25,634	10,690	7,584
Other	24	33	15

	25,658	10,723	7,599
Noninterest expense:
Salaries and employee benefits	1,163	1,028	1,041
Professional fees	—	168	54
Acquisition expense, including legal	1,401	—	668
Other	36	155	57

Total noninterest expense	2,600	1,351	1,820

Net income before equity in undistributed income of subsidiaries	20,807	7,622	4,314

Equity in undistributed (loss) income of subsidiaries	(3,430)	6,078	8,802

Net income	$17,377	$13,700	$13,116

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$17,377	$13,700	$13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries	3,430	(6,078)	(8,802)
Stock grants amortized	643	572	597
Net change in other assets	(523)	184	5
Net change in other liabilities	9	372	(272)

Net cash provided by operating activities	20,936	8,750	4,644

Cash flows from investing activities:
Capital investment in subsidiaries	(2,050)	(5,215)	—
Cash received from acquired company	39	—	—
Cash paid in acquisitions	(46,600)	—	(361)

Net cash used in investing activities	(48,611)	(5,215)	(361)

Cash flows from financing activities:
Repayments of other borrowings	(3,245)	(3,513)	(2,072)
Proceeds from other borrowings	11,680	7,730	—
Treasury stock purchased	(208)	—	(1)
Proceeds from issuance of common stock	25,150	—	—
Dividends paid	(8,681)	(6,090)	(4,244)

Net cash provided by (used in) financing activities	24,696	(1,873)	(6,317)

Net change in cash and cash equivalents	(2, 979)	1,662	(2,034)

Cash and cash equivalents at beginning of year	4,375	2,713	4,747

Cash and cash equivalents at end of year	$1,396	$4,375	$2,713

BOH Holdings, Inc.

Consolidated Balance Sheets

as of September 30, 2013 (Unaudited) and December 31, 2012

ASSETS	September 30, 2013	December 31, 2012
	(Dollars in Thousands)
Cash and non-interest bearing due from bank deposits	$3,326	$12,282
Interest bearing deposits in financial institutions	89,507	109,948
Federal funds sold	-	500

Total Cash and Cash Equivalents	92,833	122,730

Securities held to maturity	8,534	9,567
Securities available for sale	88,724	107,741
Other investments	3,954	3,963

Loans	704,641	629,345
Less allowance for possible credit losses	(6,239)	(6,139)

Loans, net	698,402	623,206

Bank owned life insurance	17,249	16,830
Premises and equipment, net	7,486	8,059
Real estate acquired by foreclosure	3,377	5,086
Accrued interest receivable	1,955	2,392
Prepaid and other assets	2,057	1,322

Total Assets	$924,571	$900,896

LIABILITIES AND STOCKHOLDERS’ EQUITY

Liabilities
Deposits:
Non-interest bearing	$302,421	$355,509
Interest bearing	444,880	406,903

Total Deposits	747,301	762,412

Other borrowings	80,300	40,000
Securities sold under repurchase agreements	-	10,000
Accrued interest payable	163	298
Other liabilities	2,525	1,386

Total Liabilities	830,289	814,096

Stockholders’ Equity
Preferred stock series C	23,938	23,938
Preferred stock series D	919	323
Common stock	34,997	34,769
Capital surplus	14,806	14,494
Retained earnings	19,609	11,506
Accumulated other comprehensive income	13	1,770

Total Stockholders’ Equity	94,282	86,800

Total Liabilities and Stockholders’ Equity	$924,571	$900,896

See Notes to Consolidated Financial Statements.

BOH Holdings, Inc.

Consolidated Statements of Income

for the Nine Months ended September 30, 2013 and 2012 (Unaudited)

	Nine months ended September 30,
	2013	2012
	(Dollars in Thousands)
INTEREST INCOME
Interest and fees on loans	$26,472	$23,303
Investment securities	1,888	2,018
Federal funds sold and other	-	16

Total Interest Income	28,360	25,337

INTEREST EXPENSE
Deposits	1,421	1,740
Repurchase agreements and other borrowings	444	702

Total Interest Expense	1,865	2,442

NET INTEREST INCOME	26,495	22,895

PROVISION FOR POSSIBLE CREDIT LOSSES	100	50

NET INTEREST INCOME AFTER PROVISION FOR POSSIBLE CREDIT LOSSES	26,395	22,845

NON-INTEREST INCOME
Service charges and other	1,170	658
Bank owned life insurance	419	375
Gain on sale of securities, net	45	185
Gain on sale of other real estate owned, net	162	3

Total Non-interest Income	1,796	1,221

NON-INTEREST EXPENSE
Salaries and employee benefits	10,572	9,836
Net occupancy and equipment expense	1,821	1,887
Loss on sale of other real estate owned and expenses	132	489
Professional and director fees	439	510
Data processing costs	781	706
Deposit account transaction and correspondent bank fees	538	533
Regulatory fees	474	431
Office expenses	205	248
Other	1,141	918

Total Non-interest Expense	16,103	15,558

NET INCOME BEFORE INCOME TAX EXPENSE	12,088	8,508

INCOME TAX EXPENSE	3,804	2,678

CONSOLIDATED NET INCOME	$8,284	$5,830

See Notes to Consolidated Financial Statements.

BOH Holdings, Inc.

Consolidated Statements of Comprehensive Income

for the Nine Months ended September 30, 2013 and 2012 (Unaudited)

	Nine months ended September 30,
	2013	2012
Consolidated Net Income	$8,284	$5,830

Other Comprehensive Income:
Securities available for sale:
Net unrealized holding gains arising during the period	(2,619)	730
Reclassification adjustment for beginning of year net unrealized gain included in income	(42)	(10)

Change in related deferred income tax	904	(245)

Total Other Comprehensive (Loss)/Income	(1,757)	475

Total Comprehensive Income	$6,527	$6,305

See Notes to Consolidated Financial Statements.

BOH Holdings, Inc.

Consolidated Statements of Changes in Stockholders’ Equity

for the Nine Months ended September 30, 2013 and 2012 (Unaudited)

	Preferred Stock	Common Stock	Treasury Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance - December 31, 2011	$23,938	$33,860	$-	$13,573	$11,430	$1,878	$84,679
Issuance of Common Stock (67,220 shares)	-	336	-	464	-	-	800
Series D Preferred Stock Options Exercised (19,326 shares)	196	-	-	34	-	-	230
Common Stock Stock Options Exercised (17,800 shares)	-	89	-	45	-	-	134
Stock-based Compensation on Series D Preferred	-	-	-	23	-	-	23
Stock-based Compensation Expense on Common Stock	-	-	-	108	-	-	108
Net Income	-	-		-	5,830	-	5,830
Purchase of Treasury Stock (8,000 shares)	-	-	(66)	-	-	-	(66)
Sale of Treasury Stock (8,000 shares)	-	-	66	29	-	-	95
Change in Unrealized Gain on Securities (Net of Deferred Income Tax of $(245))	-	-	-	-	-	475	475
Dividends Paid on Common Stock	-	-	-	-	-	-	-
Dividends Paid on Preferred Stock Series C	-	-	-	-	(180)	-	(180)

Balance - September 30, 2012	$24,134	$34,285	$-	$14,276	$17,080	$2,353	$92,128

Balance - December 31, 2012	$24,261	$34,769	$-	$14,494	$11,506	$1,770	$86,800
Series D Preferred Stock Options Exercised (62,250 shares)	596	-	-	105	-	-	701
Common Stock Stock Options Exercised (45,642 shares)	-	228	-	69	-	-	297
Stock-based Compensation on Series D Preferred	-	-	-	(16)	-	-	(16)
Stock-based Compensation Expense on Common Stock	-	-	-	154	-	-	154
Net Income	-	-		-	8,284	-	8,284
Change in Unrealized Gain on Securities (Net of Deferred Income Tax of $904)	-	-	-	-	-	(1,757)	(1,757)
Dividends Paid on Preferred Stock Series C	-	-	-	-	(181)	-	(181)

Balance - September 30, 2013	$24,857	$34,997	$-	$14,806	$19,609	$13	$94,282

See Notes to Consolidated Financial Statements.

BOH Holdings, Inc.

Consolidated Statements of Changes in Cash Flows

for the Nine Months ended September 30, 2013 and 2012 (Unaudited)

	Nine months ended September 30,
	2013	2012
	(Dollars in Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated net income	$8,284	$5,830

Adjustments to reconcile net income to net cash provided by operating activities:
Provision for possible credit losses	100	50
Depreciation and amortization expense	770	771
Amortization and accretion of premiums and discounts on investment securities, net	1,823	643
Gain on the sale of securities, net	(45)	(185)
Gain on the sale of other real estate, net	(162)	(3)
Market value adjustment of other real estate owned	-	102
Increase in cash surrender value of Bank owned life insurance	(419)	(375)
Deferred tax (benefit)/expense	(904)	245
Stock-based compensation expense	138	131
Change in operating assets and liabilities:
Accrued interest receivable and prepaid and other assets	(298)	240
Accrued interest payable and other liabilities	1,004	2,400

Total adjustments	2,007	4,019

Net cash provided by operating activities	10,291	9,849

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales/(Purchases) of held to maturity securities	1,033	(2,723)
Proceeds from sales, paydowns and maturities of available for sale securities	26,501	280,448
Purchases of available for sale securities	(10,116)	(315,490)
Net increase in loans	(75,296)	(50,997)
Proceeds from sales of other real estate	1,872	422
Purchases of premises and equipment, net	(197)	(1,302)
Purchase of Bank owned life insurance	-	(5,000)
Sales/(Purchase) sale of other investments	9	(6)

Net cash used by investing activities	(56,194)	(94,648)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease)/increase in noninterest-bearing deposits	(53,088)	28,436
Decrease in securities sold under repurchase agreements	(10,000)	-
Net increase in interest-bearing deposits	37,977	48,238
Increase in other borrowings	40,300	-
Proceeds from issuance of Common Stock	-	800
Proceeds from issuance, on Preferred Stock, Series D	-	-
Proceeds from purchase of Treasury Stock, net	-	29
Dividends paid on Preferred Stock, Series C	(181)	(180)
Proceeds from exercise of Series D, Perpetual Preferred Stock	701	230
Proceeds from exercise of stock options	297	134

Net cash provided by financing activities	16,006	77,687

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(29,897)	(7,112)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	122,730	125,299

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$92,833	$118,187

See Notes to Consolidated Financial Statements.

BOH Holdings, Inc.

Condensed Notes to Consolidated Unaudited Interim Financial Statements
for the Nine Months ended September 30, 2012 (unaudited)

NOTE A	BASIS OF PRESENTATION

Bank of Houston (the Bank) is a wholly owned subsidiary of BOH Holdings, Inc. (the Company). The Bank is a state banking association that commenced its operations on March 24, 2005. The Bank operates five banking facilities in Houston, Texas and one banking facility in Kingwood, Texas. The Bank’s primary source of revenue is from investing funds received from depositors and from providing loan and other banking services to its customers. The Bank operates under a state charter and is subject to regulation by the Texas Department of Banking and the Federal Deposit Insurance Corporation. BOH Holdings, Inc. is subject to regulation by the Federal Reserve Bank.

BOH Realty, LLC (the LLC), is a wholly owned subsidiary of the Company. The LLC commenced operations on June 29, 2011. The LLC’s primary purpose is to hold and market properties held in its real estate owned portfolio.

General Asset Holdings, LLC (GAH) is a wholly owned subsidiary of the Company and was formed on August 22, 2011 to hold non-local bank real estate owned. GAH has no assets or liabilities at September 30, 2013.

The accompanying consolidated unaudited financial statements include accounts of the Company, LLC, and the Bank. All significant intercompany transactions and accounts have been eliminated.

The consolidated unaudited interim financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information. In the opinion of management, the accompanying unaudited interim financial statements reflect all adjustments necessary to present fairly, and in accordance with generally accepted accounting principles in the United States of America, the Bank’s financial position, results of operations and cash flows, and the changes in stockholders’ equity.

These consolidated unaudited interim financial statements and notes should be read in conjunction with the consolidated financial statements and accompanying notes included for the year ended December 31, 2012. The results of operations for the nine month period ending September 30, 2013 are not necessarily indicative of future results that may be expected for a full-year period or any interim period.

Subsequent Events - The Company has evaluated subsequent events through January 3, 2014, the date the financial statements were available to be included in the Registration Statement on Form S-4 of Independent Bank Group, Inc. as filed with the Securities and Exchange Commission. No subsequent events occurred which require adjustment to or disclosure in the financial statements at September 30, 2013.

Reclassifications - Certain reclassifications were made to the financial statement presentation for the prior period in order to conform to the September 30, 2013 financial statement presentation with no effect on reported income or equity.

Statements of Cash Flows - For purposes of reporting cash flows, cash and cash equivalents include cash, due from banks, and federal funds sold. Generally, federal funds are sold for one-day periods.

Supplemental Disclosure of Cash Flow Information

Supplemental Disclosure of Cash Flow Information

	Nine months ended September 30,

	2013	2012
	(Dollars in Thousands)
Cash paid during the year for:
Interest	$2,000	$2,505

Income taxes	$3,950	$1,900

NOTE B	SECURITIES

Securities have been classified according to management’s intent. The amortized cost and estimated fair values of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(Dollars in Thousands)

September 30, 2013

Held to Maturity:

U.S. Government Agency:

Mortgage-backed securities	$8,534	$135	$(156)	$8,514

Available for Sale:

U.S. Government Agency:

Debt securities	$8,601	$28	$(437)	$8,192

Mortgage-backed securities	40,752	867	(1,262)	40,357

Municipal securities	39,351	1,103	(279)	40,175

	$88,704	$1,998	$(1,978)	$88,724

December 31, 2012

Held to Maturity:

U.S. Government Agency:

Mortgage-backed securities	$9,567	$412	$(6)	$9,973

Available for Sale:

U.S. Government Agency:

Debt securities	$9,818	$40	$(89)	$9,769

Mortgage-backed securities	42,285	1,391	(175)	43,501

Municipal securities	52,957	1,582	(68)	54,471

	$105,060	$3,013	$(332)	$107,741

For the nine months ended September 30, 2013 and year ended December 31, 2012, securities were sold recognizing gross gains of $45 thousand and $432 thousand, respectively.

Other-than-temporary impairment

For securities in an unrealized loss position, the following table shows gross unrealized losses and fair value by length of time that individual securities have been in a continuous unrealized loss position. At September 30, 2013 and December 31, 2012 , the Company had no securities in an unrealized loss position which was greater than 12 months in duration. At September 30, 2013 and December 31, 2012 the Company had fifty-one and seventy-eight securities, respectively, in an unrealized loss position for less than 12 months in duration.

	Less Than Twelve Months
	Gross Unrealized Losses	Estimated Fair Value
September 30, 2013	(Dollars in Thousands)

Held to Maturity

U.S. Government Agency:

Mortgage-backed securities	$(156)	$3,871

Available for Sale:

U.S. Government Agency:

Debt securities	$(437)	$7,328

Mortgage-backed securities	(1,262)	19,105

Municipal securities	(279)	18,732

Total Available for Sale	$(1,978)	$45,165

December 31, 2012

Held to Maturity

U.S. Government Agency:

Mortgage-backed securities	$(6)	$1,400

Available for Sale:

U.S. Government Agency:

Debt securities	$(89)	$7,769

Mortgage-backed securities	(175)	11,316

Municipal securities	(68)	25,269

Total Available for Sale	$(332)	$44,354

Management has the ability and the intent to hold the securities classified as held to maturity that are in an unrealized loss position until they mature. Management does not have the intent to sell any of the securities classified as available for sale that are in an unrealized loss position and believes that it is more likely than not that the Company will not have to sell any of these securities before a recovery of cost. The unrealized losses are attributable primarily to changes in market interest rates relative to those available when the securities were acquired. The fair value of these securities is expected to recover as the securities reach their maturity or re-pricing date, or if market rates for such investments decline. Management does not believe that any of the securities are impaired due to reasons of credit quality. Accordingly, as of September 30, 2013 and December 31, 2012, management believes the impairments for securities in an unrealized loss position are temporary and no impairment loss has been realized in the Company’s consolidated statements of income for the period and the year then ended.

NOTE C	LOANS

Loans by portfolio segment at September 30, 2013 and December 31, 2012 are summarized as follows:

	September 30, 2013		December 31, 2012
	Balance	Percent	Balance	Percent
	(Dollars in Thousands)

Commercial & industrial	$200,606	28.44%	$191,192	30.34%

Commercial real estate	386,429	54.79%	339,380	53.85%

Residential real estate	101,001	14.32%	80,776	12.82%

Consumer	14,145	2.01%	15,360	2.44%

Other	3,131	0.44%	3,468	0.55%

	705,312	100.00%	630,176	100.00%

Less deferred loan fees, net	(671)		(831)

Less allowance for possible credit losses	(6,239)		(6,139)

Loans, net	$698,402		$623,206

NOTE D	NON-PERFORMING LOANS

The Company had no loans past due greater than 90 days and two loans totaling $502 thousand on non-accrual at September 30, 2013. At December 31, 2012, the Company had one commercial loan with a balance of $300 thousand, which was 90 days or more past due and on non-accrual. The Company had $1.2 million in loans past due 90 days or more and still accruing interest at December 31, 2012.

For the period and the year ended September 30, 2013 and December 31, 2012, respectively, the Company recorded no interest income on non-accrual loans that was not reversed when the loan was placed on non-accrual. Interest income that would have been earned under the original terms of the non-accrual loans was $10 thousand and $8 thousand for the period and the year ended September 30, 2013 and December 31, 2012, respectively.

The Company has no loans restructured at September 30, 2013 and December 31, 2012.

NOTE E	ALLOWANCE FOR POSSIBLE CREDIT LOSSES

For purposes of determining the allowance for possible credit losses, the Company segments certain loans in its portfolio by product type. Each class of loan requires significant judgment to determine the estimation method that fits the credit risk characteristics of its portfolio segment. To facilitate the assessment of risk, management reviews reports related to loan production, loan quality, concentrations of credit, loan delinquencies, and non-performing and potential problem loans. The Company utilizes an independent third party loan review service to review the credit risk assigned to loans on a periodic basis and the results are presented to management for review.

An analysis of activity in the allowance for possible credit losses, by portfolio segment, for the nine months ended September 30, 2013 and 2012 are as follows:

	Balance at the beginning of period	Provisions	Charge-offs	Recoveries	Balance at end of period
Nine Months Ended	(Dollars in Thousands)

September 30, 2013

Commercial & industrial	$1,861	$(251)	$-	$-	$1,610

Commercial real estate	3,517	(194)	-	-	3,323

Residential real estate	463	490	-	-	953

Consumer	90	28	-	-	118

Other	4	27	-	-	31

Total	$5,935	$100	$-	$-	$6,035

Nine Months Ended
September 30, 2012

Commercial & industrial	$2,003	$17	$(159)	$-	$1,861

Commercial real estate	3,391	26	-	100	3,517

Residential real estate	457	6	-	-	463

Consumer	87	1	-	2	90

Other	4	-	-	-	4

Total	$5,942	$50	$(159)	$102	$5,935

The following table presents risk grades and classified loans by loan class at September 30, 2013 and December, 31, 2012. Pass loans include risk grades 1 through 3. Classified loans include risk grades 4, 5, 6, and 7. The Company had no loans classified grades 6 or 7 at September 30, 2013 and December 31, 2012.

	Pass	Grade 4	Grade 5	Total loans
September 30, 2013	(Dollars in Thousands)

Commercial & industrial	$199,444	$604	$558	$200,606

Commercial real estate mortgage	291,167	150	10,471	301,788

Construction & development	83,115	1,526	-	84,641

1-4 family residential	89,284	197	215	89,696

Multi-family residential	11,305	-	-	11,305

Consumer loans	13,952	182	11	14,145

Other loans	3,131	-	-	3,131

Total	$691,398	$2,659	$11,255	$705,312

December 31, 2012

Commercial & industrial	$189,496	$820	$876	$191,192

Commercial real estate mortgage	241,981	158	8,052	250,191

Construction & development	87,103	2,086	-	89,189

1-4 family residential	67,190	210	-	67,400

Multi-family residential	13,376	-	-	13,376

Consumer loans	15,344	-	16	15,360

Other loans	3,468	-	-	3,468

Total	$617,958	$3,274	$8,944	$630,176

The Company’s loans and allowance for credit losses as of September 30, 2013 and December 31, 2012 by loan class and disaggregated on the basis of the Company’s impairment methodology is as follows:

September 30, 2013	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total loans	Allowance related to loans individually evaluated for impairment

Commercial & industrial	$1,165	$199,441	$200,606	$489

Commercial real estate mortgage	10,744	291,044	301,788	525

Construction & development	1,532	83,109	84,641	-

1-4 family residential	413	89,283	89,696	-

Multi-family residential	-	11,305	11,305	-

Consumer loans	193	13,952	14,145	4

Other loans	-	3,131	3,131	-

Total Loans	$14,047	$691,265	$705,312	$1,018

December 31, 2012

Commercial & industrial	$1,703	$189,490	$191,192	$591

Commercial real estate mortgage	8,261	241,930	250,191	809

Construction & development	2,094	87,095	89,189	148

1-4 family residential	210	67,190	67,400	-

Multi-family residential	-	13,376	13,376	-

Consumer loans	16	15,344	15,360	-

Other loans	-	3,468	3,468	-

Total Loans	$12,284	$617,893	$630,176	$1,548

The following table reflects the unpaid principal balances for impaired loans, segregated by loan class, with the associated allowance amount as of September 30, 2013 and December 31, 2012.

September 30, 2013	Impaired loan balance without an allowance	Impaired loan balance with an allowance	Related Allowance
Commercial & industrial	$18	$542	$489
Commercial real estate mortgage	8,421	2,173	525
1-4 family residential	216	-	-
Consumer loans	-	11	4

Total	$8,655	$2,726	$1,018

December 31, 2012
Commercial & industrial	$-	$1,703	$591
Commercial real estate mortgage	-	8,261	809
Construction & development	-	2,094	148
1-4 family residential	210	-	-
Consumer loans	16	-	-

Total	$226	$12,058	$1,548

For the nine months ended September 30, 2013 and year ended December 31, 2012, the Company’s average impaired loans were $13.2 million and $14.2 million, respectively. The Company has no commitment to loan additional funds to borrowers whose loans have been classified as impaired.

NOTE F	OTHER REAL ESTATE OWNED

An analysis of activity in other real estate owned for the nine months ended September 30, 2013 and the year ended December 31, 2012 is as follows:

	September 30, 2013	December 31, 2012
	(Dollars in Thousands)

Balance at beginning of period	$5,086	$6,708
Noncash foreclosure and repossession of real estate in partial satisfaction of debt	-	-
Market value adjustments	-	(340)
Sales	(1,709)	(1,282)

Balance, end of period	$3,377	$5,086

NOTE G	INCOME TAXES

The components of the provision for federal income tax expense for the nine months ended September 30, 2013 and 2012 are as follows:

	Nine Months Ended September 30,
	2013	2012
	(Dollars in Thousands)

Current	$3,882	$2,927
Deferred	(78)	(249)

Federal income tax expense	$3,804	$2,678

The provision for federal income tax expense at the statutory rate of 34% for the nine months ended September 30, 2013 and 2012 differs from the income tax expense recorded for financial reporting purposes as follows:

	Nine Months Ended September 30,
	2013	2012
	(Dollars in Thousands)

Tax expense calculated at statutory rate	$4,110	$2,892
Increase (Decrease) resulting from:
Tax exempt interest and income on life insurance	(467)	(414)
Nondeductible expenses	74	82
Other	87	118

Income tax expense	$3,804	$2,678

Deferred income taxes and benefits are provided for differences between the financial statement carrying amount of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are as follows at September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
	(Dollars in Thousands)
Deferred Tax Assets (Liabilities)
Allowance for possible credit losses	$1,658	$1,497
Pre-opening expenses	55	61
Securities available for sale	(7)	(911)
Depreciation	(258)	(223)
Other	84	126

Net Deferred Tax Asset	$1,532	$550

NOTE H	EARNINGS PER SHARE

Basic earnings per share is computed based on dividing net income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share include the dilutive effect of additional potential common shares issuable under stock options grants. The following tables reflect basic and diluted earnings per share for the nine months ended September 30, 2013 and 2012:

	Nine Months Ended September 30,
	2012	2013
	(Dollars in Thousands)
Basic earnings per share:
Net income available to common shareholders	$8,284	$5,830
Weighted average number of common shares outstanding during the period	6,977	6,777

Basic earnings per share	$1.19	$0.86

Diluted earnings per share:
Net income available to common shareholders	$8,284	$5,830

Total weighted average number of common shares outstanding during the period	6,977	6,777
Add dilutive grants	485	450

Total weighted average diluted shares outstanding	7,462	7,227

Diluted earnings per share	$1.11	$0.81

NOTE I	STOCK OPTIONS AND WARRANTS

Below is a table that sets forth pertinent information regarding stock options and warrants for the period ended September 30, 2013 and the year ended December 31, 2012, respectively.

	September 30, 2013		December 31, 2012
	Number of Shares Underlying Options/Warrants	Weighted Average Exercise Prices	Number of Shares Underlying Options/Warrants	Weighted Average Exercise Prices
Outstanding at beginning of period	1,110,421	$6.36	985,784	$6.21
Granted	57,000	$11.61	253,798	$10.80
Exercised	(45,642)	$6.52	(97,800)	$4.96
Forfeited	(4,506)	$9.03	(31,341)	$8.26

Outstanding at end of period	1,117,273	$6.61	1,110,441	$6.36

Exercisable at end of period	871,365	$5.62	816,224	$5.31

NOTE J	REGULATORY MATTERS

At February 11, 2013, the most recent notification date from the regulators, the Bank was categorized as well capitalized under the regulatory framework for prompt corrective action. To remain categorized as well capitalized, the Bank will have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage capital ratios as disclosed in the following table. There are no conditions or events since the most recent notification that management believes have changed the Bank’s prompt corrective action category.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

September 30, 2013
Total Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$100,508	13.4%	$60,079	8.0%	N/A
Bank of Houston	$89,832	12.0%	$59,834	8.0%	$74,792	10.0%

Tier I Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$94,269	12.6%	$30,039	4.0%	N/A
Bank of Houston	$83,584	11.2%	$29,917	4.0%	$44,875	6.0%

Leverage Ratio
BOH Holdings, Inc.	$94,269	10.5%	$35,993	4.0%	N/A
Bank of Houston	$83,584	9.3%	$35,850	4.0%	$44,812	5.0%

December 31, 2012
Total Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$91,089	13.7%	$53,404	8.0%	N/A
Bank of Houston	$81,097	12.2%	$53,068	8.0%	$66,335	10.0%

Tier I Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$84,950	12.7%	$26,702	4.0%	N/A
Bank of Houston	$74,958	11.3%	$26,534	4.0%	$39,801	6.0%

Leverage Ratio
BOH Holdings, Inc.	$84,950	9.7%	$35,173	4.0%	N/A
Bank of Houston	$74,958	8.6%	$34,994	4.0%	$43,743	5.0%

NOTE K	FAIR VALUE DISCLOSURES

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilized valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability.

Fair Value Hierarchy

ASC Topic 820, Fair Value Measurements and Disclosures, specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques are observable or unobservable. These inputs are summarized in the three broad levels listed below.

Level 1 - Level 1 inputs are based upon quoted prices in active markets for identical assets and liabilities. The Company had no assets or liabilities measured using Level 1 inputs at September 30, 2013 and December 31, 2012.

Level 2 - Level 2 inputs are based upon other significant observable inputs (including quoted prices in active or inactive markets for similar assets or liabilities), or other inputs that are observable or can be corroborated by observable market data for substantially the full term of a financial instrument. The fair values for the Company’s U.S. Government agency bonds, mortgage-backed securities and municipal securities classified as available for sale, impaired loans, and real estate owned were measured using Level 2 inputs September 30, 2013 and December 31, 2012.

Level 3 - Level 3 inputs are based upon unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 measurements are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. The Company had no assets or liabilities measured using Level 3 inputs at September 30, 2013 and December 31, 2012.

During the period ending September 30, 2013 and year ended December 31, 2012, there were no transfers of assets or liabilities within the levels of the fair value hierarchy.

The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Financial Instruments Recorded at Fair Value

Recurring - Financial assets measured at fair value on a recurring basis as of September 30, 2013 and December 31, 2012, consisted of the Company’s securities available for sale as reflected on the consolidated balance sheets.

Non-recurring - Certain financial assets are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). At September 30, 2013 and December 31, 2012, the Company held no financial instruments measured at fair value on a non-recurring basis with Level 1 or Level 3 valuation inputs. The fair value of impaired loans disclosed in Note E was measured on a non-recurring basis using Level 2 inputs.

Non-Financial Assets and Non-Financial Liabilities Recorded at Fair Value

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. The Company has certain non-financial assets that are measured at fair value on a non-recurring basis to include foreclosed assets (upon initial recognition or subsequent impairment).

The fair value of the Company’s foreclosed assets, upon initial recognition, is estimated using Level 2 inputs, based upon observable market input data. Foreclosed assets measured at fair value upon initial recognition and subsequent re-measurement are described in Note G.

Fair Value Disclosure for all Financial Instruments

The Company is required to disclose the fair value of all financial instruments, including those financial assets and financial liabilities not recorded at fair value in its consolidated balance sheets, for which it is practicable to estimate fair value. Following is a table that summarizes the estimated fair market values of all financial instruments of the Company at September 30, 2013 and December 31, 2012, followed by methods and assumptions that were used by the Company in estimating the fair value.

The estimated fair values of financial instruments at September 30, 2013 and December 31, 2012 are as follows:

September 30, 2013	Carrying Amount	Estimated Fair Values
	(Dollars in Thousands)

Financial Assets
Cash and cash equivalents	$92,833	$92,833
Securities held to maturity	8,534	8,514
Securities available for sale	88,724	88,724
Other securities	3,954	3,954
Loans, net	698,402	694,885
Bank owned life insurance	17,249	17,249

Total Financial Assets	$909,696	$906,159

Financial Liabilities
Noninterest bearing deposits	$302,421	$302,421
Interest-bearing deposits	444,880	445,168
Other borrowings	80,300	81,152

Total Financial Liabilities	$827,601	$828,741

December 31, 2012

Financial Assets
Cash and cash equivalents	$122,730	$122,730
Securities held to maturity	9,567	9,973
Securities available for sale	107,741	107,741
Other securities	3,963	3,963
Loans, net	623,206	625,607
Bank owned life insurance	16,830	16,830

Total Financial Assets	$884,037	$886,844

December 31, 2012	Carrying Amount	Estimated Fair Values
	(Dollars in Thousands)

Financial Liabilities
Noninterest bearing deposits	$355,509	$355,509
Interest-bearing deposits	406,903	407,446
Other borrowings	40,000	40,580
Securities sold under repurchase agreements	10,000	10,062

Total Financial Liabilities	$812,412	$813,597

The estimated fair value amounts of financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company would realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. The fair values of all financial instruments have been determined as follows:

Cash and cash equivalents - For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Securities available for sale and securities held to maturity - For securities, fair value is determined using Level 2 inputs as previously described.

Other securities and Bank owned life insurance - For these securities, the carrying amount is a reasonable estimate of fair value.

Loans - Fair values of loans are estimated for segregated groupings of loans with similar financial characteristics. Loans are segregated by segment such as real estate, commercial and industrial, consumer, and other loans. Each of these categories is further subdivided into fixed and adjustable rate loans and performing and non-performing loans. The fair value of performing loans is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the various types of loans. Impaired loans are valued using Level 2 inputs as previously described.

Deposit liabilities - The fair values for non-interest bearing deposits are reported at a value equal to the amount payable on demand at the reporting date. Fair values for interest-bearing deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on deposits to a schedule of aggregated expected monthly maturities.

Other borrowings - For these advances, the carrying amount is a reasonable estimate of fair value for the short term advances. The estimated fair value of long term advances is determined using current estimated market rates for similar term borrowings.

Repurchase agreements - For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

[LOGO]

INDEPENDENT AUDITOR’S REPORT

To the Board of Directors and Stockholders

BOH Holdings, Inc.

Report on the Consolidated Financial Statements

We have audited the accompanying consolidated financial statements of BOH Holdings, Inc., which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholders’ equity and cash flows for the years then ended, and the related notes to the consolidated financial statements.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation . and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a reasonable basis for our opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of BOH Holdings, Inc. as of December 31, 2012 and 2011, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/

Houston, Texas

March 27, 2013

BOH HOLDINGS, INC.

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2012 AND 2011

ASSETS	2012	2011
	(Dollars in Thousands)

Cash and non-interest bearing due from bank deposits	$76,820	$100,514
Interest bearing deposits in financial institutions	45,410	6,585
Federal funds sold	500	18,200

Total Cash and Cash Equivalents	122,730	125,299

Securities held to maturity	9,567	4,607
Securities available for sale	107,741	81,151
Other investments	3,963	2,557

Loans	629,345	515,682
Less allowance for possible credit losses	(6,139)	(5,942)

Loans, net	623,206	509,740

Bank owned life insurance	16,830	11,305
Premises and equipment, net	8,059	7,700
Real estate acquired by foreclosure	5,086	6,708
Accrued interest receivable	2,392	1,843
Prepaid and other assets	1,322	1,941

Total Assets	$900,896	$752,851

LIABILITIES AND STOCKHOLDERS’ EQUITY

Liabilities
Deposits:
Non-interest bearing	$355,509	$270,260
Interest bearing	406,903	341,399

Total Deposits	762,412	611,659

Other borrowings	40,000	45,000
Securities sold under repurchase agreements	10,000	10,000
Accrued interest payable	298	372
Other liabilities	1,386	1,141

Total Liabilities	814,096	668,172

Stockholders’ Equity
Preferred stock series C	23,938	23,938
Preferred stock series D	323	-
Common stock	34,769	33,860
Capital surplus	14,494	13,573
Retained earnings	11,506	11,430
Accumulated other comprehensive income	1,770	1,878

Total Stockholders’ Equity	86,800	84,679

Total Liabilities and Stockholders’ Equity	$900,896	$752,851

See accompanying notes.

BOH HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	2012	2011
	(Dollars in Thousands)
INTEREST INCOME
Interest and fees on loans	$31,681	$28,061
Investment securities	2,382	2,351
Federal funds sold and other	404	191

Total Interest Income	34,467	30,603

INTEREST EXPENSE
Deposits	2,284	2,870
Repurchase agreements and other borrowings	925	906

Total Interest Expense	3,209	3,776

NET INTEREST INCOME	31,258	26,827

PROVISION FOR POSSIBLE CREDIT LOSSES	250	1,060

NET INTEREST INCOME AFTER PROVISION FOR POSSIBLE CREDIT LOSSES	31,008	25,767

NON-INTEREST INCOME
Service charges and other	968	626
Bank owned life insurance	525	479
Gain on sale of securities	432	61
Gain on sale of other real estate owned	4	33

Total Non-interest Income	1,929	1,199

NON-INTEREST EXPENSE
Salaries and employee benefits	13,296	10,647
Net occupancy and equipment expense	2,557	2,249
Loss on sale of other real estate owned and expenses	1,018	1,134
Professional and director fees	689	877
Data processing costs	949	671
Deposit account transaction and correspondent bank fees	766	622
Regulatory fees	581	594
Office expenses	313	322
Other	1,186	1,084

Total Non-interest Expense	21,355	18,200

NET INCOME BEFORE INCOME TAX EXPENSE	11,582	8,766

INCOME TAX EXPENSE	3,582	2,518

CONSOLIDATED NET INCOME	$8,000	$6,248

See accompanying notes.

BOH HOLDINGS, INC

CONDOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	2012	2011

Consolidated Net Income	$8,000	$6,248

Other Comprehensive Income:
Securities available for sale:
Net unrealized holding gains arising during the period	213	2,681
Reclassification adjustment for beginning of year net unrealized gain included in income	(377)	(30)

Change in related deferred income tax	56	(901)

Total Other Comprehensive (Loss)/Income	(108)	1,750

Total Comprehensive Income	$7,892	$7,998

See accompanying notes.

BOH HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	Preferred Stock	Common Stock	Treasury Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income	Total
	(Dollars in Thousands)
Balance - December 31, 2010	$10,500	$25,326	$-	$6,349	$5,654	$128	$47,957
Redemption of Series A Preferred Stock (10,000 shares)	(10,000)	-	-	-	-	-	(10,000)
Redemption of Series B Preferred Stock (500.005 shares)	(500)	-	-	-	-	-	(500)
Issuance of Series C Preferred Stock (23,938 shares)	23,938	-	-	-	-	-	23,938
Issuance of Common Stock (1,689,712 shares)	-	8,449	-	7,054	-	-	15,503
Stock options exercised (17,000 shares)	-	85	-	32	-	-	117
Stock-based Compensation Expense on Common Stock	-	-	-	138	-	-	138
Net Income	-	-	-	-	6,248	-	6,248
Change in Unrealized Gain on Securities,
(Net of Deferred Income Tax of $901)	-	-	-	-	-	1,750	1,750
Dividends paid on Preferred Stock	-	-	-	-	(472)	-	(472)

Balance - December 31, 2011	$23,938	$33,860	$-	$13,573	$11,430	$1,878	$84,679

See accompanying notes.

BOH HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	Preferred Stock	Common Stock	Treasury Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income	Total
	(Dollars in Thousands)
Balance - December 31, 2011	$23,938	$33,860	$-	$13,573	$11,430	$1,878	$84,679
Issuance of Common Stock (84,023 shares)	-	420	-	580	-	-	1,000
Series D Preferred Stock Options Exercised (31,777 shares)	323	-	-	57	-	-	380
Common Stock Stock Options Exercised (37,800 shares)	-	189	-	45	-	-	234
Exercise of Warrants (60,000 shares)	-	300	-	-	-	-	300
Stock-based Compensation on Series D Preferred	-	-	-	33	-	-	33
Stock-based Compensation Expense on Common Stock	-	-	-	177	-	-	177
Net Income	-	-		-	8,000	-	8,000
Purchase of Treasury Stock (8,000 shares)	-	-	(66)	-	-	-	(66)
Sale of Treasury Stock (8,000 shares)	-	-	66	29	-	-	95
Change in Unrealized Gain on Securities, (Net of Deferred Income Tax of $56)	-	-	-	-	-	(108)	(108)
Dividends Paid on Common Stock	-	-	-	-	(7,650)	-	(7,650)
Dividends Paid on Preferred Stock Series C	-	-	-	-	(239)	-	(239)
Dividends Paid on Preferred Stock Series D	-	-	-	-	(35)	-	(35)

Balance - December 31, 2012	$24,261	$34,769	$-	$14,494	$11,506	$1,770	$86,800

See accompanying notes.

BOH HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	2012	2011
	(Dollars in Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated net income	$8,000	$6,248

Adjustments to reconcile net income to net cash provided by operating activities:
Provision for possible credit losses	250	1,060
Depreciation and amortization expense	1,162	904
Amortization and accretion of premiums and discounts on investment securities, net	1,191	636
Gain on the sale of securities, net	(432)	(61)
Loss on the sale of other real estate, net	185	288
Market value adjustment of other real estate owned	355	321
Increase in cash surrender value of Bank owned life insurance	(525)	(479)
Deferred tax expense	141	67
Stock-based compensation expense	210	138
Change in operating assets and liabilities:
Accrued interest receivable and prepaid and other assets	(70)	214
Accrued interest payable and other liabilities	171	(1,199)

Total adjustments	2,638	1,889

Net cash provided by operating activities	10,638	8,137

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of held to maturity securities	(4,960)	(1,484)
Proceeds from sales, paydowns and maturities of available for sale securities	593,034	425,825
Purchases of available for sale securities	(621,247)	(455,914)
Net increase in loans	(112,961)	(86,550)
Proceeds from sales of other real estate	1,082	2,704
Purchases of premises and equipment, net	(1,521)	(1,499)
Purchase of Bank owned life insurance	(5,000)	-
(Purchase) sale of other investments	(1,406)	3,873

Net cash used by investing activities	(152,979)	(113,045)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in noninterest-bearing deposits	85,249	114,170
Net increase (decrease) in interest-bearing deposits	65,504	(18,997)
(Decrease) increase in other borrowings	(5,000)	22,000
Proceeds from issuance of Common Stock	1,234	15,620
Proceeds from issuance of Preferred Stock, Series C	-	23,938
Proceeds from issuance, on Preferred Stock, Series D	380	-
Proceeds from purchase of Treasury Stock, net	29	-
Proceeds from exercise of warrants	300	-
Dividends paid on Common Stock	(7,650)	-
Dividends paid on Preferred Stock, Series C	(239)	(472)
Dividends paid on Preferred Stock, Series D	(35)	-
Redemption of Preferred Stock, Series A and B	-	(10,500)

Net cash provided by financing activities	139,772	145,759

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(2,569)	40,851
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	125,299	84,448

CASH AND CASH EQUIVALENTS AT END OF YEAR	$122,730	$125,299

See accompanying notes.

BOH HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2012 AND 2011

NOTE A	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Organization - Bank of Houston (the Bank) is a wholly owned subsidiary of BOH Holdings, Inc. (the Company). The Bank is a state banking association that commenced its operations on March 24, 2005. The Bank operates five banking facilities in Houston, Texas and one banking facility in Kingwood, Texas. The Bank’s primary source of revenue is from investing funds received from depositors and from providing loan and other banking services to its customers. The Bank operates under a state charter and is subject to regulation by the Texas Department of Banking and the Federal Deposit Insurance Corporation. BOH Holdings, Inc. is subject to regulation by the Federal Reserve Bank.

BOH Realty, LLC (the LLC), is a wholly owned subsidiary of the Company. The LLC commenced operations on June 29, 2011. The LLC’s primary purpose is to hold and market properties held in its real estate owned portfolio.

General Asset Holdings, LLC (GAH) is a wholly owned subsidiary of the Company and was formed on August 22, 2011 to hold non-local bank real estate owned. GAH has no assets or liabilities at December 31, 2012.

Principles of Consolidation - The accompanying consolidated financial statements (financial statement) as of December 31, 2012 and 2011 include the accounts of the Company, the LLC, and the Bank. All significant intercompany transactions and accounts have been eliminated.

Summary of Significant Accounting and Reporting Policies - The accounting and reporting policies of the Company are in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and the prevailing practices within the banking industry. A summary of significant accounting policies follows.

Use of Estimates - In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for possible credit losses and the estimated fair value of securities and real estate acquired by foreclosure and held for sale.

Cash and Due From Banks - The Bank, as a participant of the Federal Reserve System, is required to maintain reserves for the purpose of facilitating the implementation of monetary policy. These reserves are maintained in the form of balances held at the Federal Reserve Bank or by vault cash. The Bank’s reserve requirements were approximately $27.1 million and $19.8 million at December 31, 2012 and 2011, respectively. Accordingly, cash and due from bank balances were restricted to that extent.

In November 2008, the Federal Deposit Insurance Corporation (FDIC) issued a final rule to implement provisions of the Dodd-Frank Act that provides for temporary unlimited coverage for non-interest bearing transaction deposit accounts held in domestic offices of FDIC insured financial institutions. This insurance is in excess of, and in addition to, the $250,000 FDIC coverage provided, which will be available to cover non-transaction interest bearing accounts held at FDIC insured financial institutions. The separate coverage for non-interest bearing transaction accounts became effective on December 31, 2011 and terminated on December 31, 2012.

The majority of cash and cash equivalents of the Company are maintained with major financial institutions in the United States. Interest bearing deposits with these financial institutions may exceed the amount of insurance provided on such deposits; however, these deposits typically may be redeemed upon demand and therefore, bear minimal risk. In monitoring this credit risk, the Company periodically evaluates the stability of the financial institutions with which it has deposits. The Company has interest bearing cash deposits in correspondent financial institutions in excess of the amount insured by the FDIC in the approximate amount of $45.5 million and $22.1 million at December 31, 2012 and 2011, respectively. The uninsured amount includes federal funds sold through correspondent financial institutions.

Securities - Securities are accounted for on a trade date basis. Premiums and discounts are amortized and accreted to operations using the level-yield method of accounting, adjusted for prepayments as applicable. Interest earned on these assets is included in interest income. The specific identification method of accounting is used to compute gains or losses on the sales of these assets.

Securities held to maturity are carried at cost, adjusted for the amortization of premiums and the accretion of discounts. Management has the positive intent and the ability to hold these assets as long-term securities until their estimated maturities.

Securities available for sale are carried at fair value. Unrealized gains and losses are excluded from earnings and reported as a separate component of stockholders’ equity until realized. Securities within the available for sale portfolio may be used as part of management’s asset/liability strategy and may be sold in response to changes in liquidity, interest risk, prepayment risk or other similar economic factors.

Investment securities classified as available for sale or held to maturity are generally evaluated for other-than-temporary impairment (OTTI) under Accounting Standards Codification (ASC) Topic 320, Investments – Debt and Equity Securities. In determining OTTI, management considers many factors, including: (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and the ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss. If the Company intends to sell the security or it is more likely that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not likely that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors shall be recognized in other comprehensive income. The previous amortized cost basis less the OTTI recognized in earnings shall become the new amortized cost basis of the investment.

Other Investments - Banks that are members of the Federal Home Loan Bank (FHLB) are required to maintain a stock investment in the FHLB calculated as a percentage of aggregate outstanding mortgages, outstanding FHLB advances, and other financial instruments. FHLB stock is capital stock that is bought from and sold to the FHLB at $100 par value. Both stock and cash dividends may be received on FHLB stock and are recorded when received as interest income.

The Company also held $300 thousand in stock of The Independent Bankers Financial Corporation (TIB) at December 31, 2012 and 2011.

Investments in stock of the FHLB and TIB are considered to be restricted investments with limited marketability and are stated at cost as management believes the par value is ultimately recoverable.

Investment Risk - The Company’s investments are subject to various levels of risk associated with economic and political events beyond management’s control. Consequently, management’s judgment as to the level of losses that currently exist or may develop in the future involves the consideration of current and anticipated conditions and their potential effects on the Company’s investments. In determining fair value of these investments, management obtains information, which is considered reliable, from third parties in order to value its investments. Due to the level of uncertainty related to changes in the value of investment securities, it is possible that changes in risks could materially impact the amounts reflected herein.

Concentrations - The Company originates loans, commitments, and letters of credit primarily to customers in the Company’s market area, Harris and surrounding counties. Generally, such customers are depositors of the Bank. The Company’s loans are generally secured by specific items of collateral including real property, consumer assets, and business assets. Although the Company has a diversified portfolio, a substantial portion of its debtors’ ability to honor their contracts is dependent on local economic conditions. Accordingly, the customers’ ability to honor their commitments is dependent upon local economic conditions. The concentrations of credit by type of loan are set forth in Note C. It is the Company’s policy to not extend credit to any single borrower or group of related borrowers in excess of the Bank’s legal lending limit as defined under regulatory guidelines.

The Company has concentrations within its depositor relationships, however, management does not believe these concentrations place the Bank or Company at risk for near term balance sheet volatility.

Interest Rate Risk - The Company is principally engaged in providing short-term commercial loans with interest rates that fluctuate with various market indices and intermediate-term, fixed rate real estate loans. These loans are primarily funded through short-term demand deposits, longer-term certificates of deposit with fixed rates and other short term borrowed funds. Deposits that are not utilized to fund loans are invested in securities that meet the Company’s investment quality guidelines. When deposits are not at a level sufficient to fund the Company’s loan portfolio, management will utilize available sources of borrowing from correspondent banks, such as the Federal Home Loan Bank. The Company may manage its interest rate risk on long-term fixed rate loans through the matching funding services offered by the Federal Home Loan Bank.

A portion of the Company’s investments that are available for sale have contractual maturity dates through the year 2042, bear fixed rates of interest and are collateralized by residential mortgages. Repayment of principal on these bonds is primarily dependent on the cash flows from payments made on the underlying mortgage collateral to the bond issuer. Reduced prepayments extend the Company’s original anticipated holding period and thus increases interest rate risk over time, should market rates increase.

Loans - Loans are stated at unpaid principal balances, less the allowance for possible credit losses and net deferred loan fees. Interest on loans is recognized by using the simple interest method.

Non-refundable Fees and Costs Associated with Lending Activities - Loan origination and commitment fees, net of direct costs as estimated by management, are deferred and amortized as a yield adjustment over the lives of the related loans using the straight-line method. Management does not deem the effect of deferring origination fees net of direct costs to be substantially different from deferring origination fees and direct origination costs and amortizing those fees and costs separately over the life of the loan which is required by U.S. GAAP. Amortization of net deferred loan fees is discontinued when a loan is placed on non-accrual status.

Non-performing Loans - Included in the non-performing category are loans which have been categorized by management as impaired because of delinquency status or because collection of interest is doubtful.

When the payment of principal or interest on a loan is delinquent for 90 days, or earlier in some cases, the loan is placed on non-accrual status, unless the loan is in the process of collection and the underlying collateral fully supports the carrying value of the loan. If the decision is made to continue accruing interest on the loan, periodic reviews are made to confirm the accruing status of the loan and the probability that the Company will collect all principal and interest amounts outstanding.

When a loan is placed on non-accrual status or identified as impaired, interest accrued and uncollected during the current year prior to the judgment of uncollectibility, is charged to operations unless the loan is well secured with collateral values sufficient to ensure collection of both principal and interest. Generally, any payments received on non-accrual loans are applied first to outstanding loan amounts, reducing the Company’s recorded investment in the loan, and next to the recovery of charged-off loan amounts. Any excess is treated as recovery of lost interest. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

A loan is defined as impaired if, based on current information and events, it is probable that the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments.

The allowance for possible credit losses related to impaired loans is determined based on the difference of carrying value, or recorded investment, of loans and the present value of expected cash flows discounted at the loan’s effective interest rate or, as a practical expedient, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

Interest income received on impaired loans is either applied against principal or realized as interest income, according to management’s judgment as to the collectability of principal.

Troubled Debt Restructurings - The Company will classify a loan as a troubled debt restructuring if both (i) the borrower is experiencing financial difficulties and (ii) the borrower has been granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses. Interest is generally accrued on such loans in accordance with the new terms.

Allowance for Possible Credit Losses - The allowance for possible credit losses is a reserve established through a provision for possible credit losses charged to expense, which represents management’s best estimate of probable losses on loans with the existing portfolio of loans. All losses are charged to the allowance for possible credit losses when the loss actually occurs or when a determination is made that a loss is likely to occur. Recoveries are credited to the allowance at the time of recovery.

The allowance, in the judgment of management, is necessary to reserve for the estimated loan losses and risks inherent in the loan portfolio and is calculated in accordance with ASC Topic 450, Contingencies and ASC Topic 310, Receivables. Therefore, the level of the allowance reflects management’s continuing valuation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions, and unidentified losses inherent in the current loan portfolio, as well as trends in the foregoing. Portions of the allowance may be allocated for specific credits; however, generally the entire allowance is available for any credit that, in management’s judgment, should be charged-off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Company’s control, including the performance of the Company’s loan portfolio, the economy, changes in interest rates, and the view of the regulatory authorities toward loan classifications.

Bank Owned Life Insurance - The Company owns cash value life insurance policies which pay benefits to the Company upon the death of certain employees. For each policy, the Company is a general creditor of the insurance company with a partial pledge of insurance company securities. Increases to the cash surrender value of the policies are non-cash earnings and are recorded in non-interest income.

Premises and Equipment - Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation expense is computed principally on the straight-line method over the estimated useful lives of the assets. Land is carried at cost. Leasehold improvements are amortized on a straight-line basis over the life of the leases or the estimated useful lives of the related assets, whichever is shorter. Gains and losses on dispositions are included in other income or other expense.

Other Real Estate Owned - Real estate acquired by foreclosure is held for sale and is initially recorded at the fair value of the property less any selling costs, establishing a new cost basis. Outstanding loan balances are reduced to reflect this value through charges to the allowance for possible credit losses. Subsequent to foreclosure, real estate is carried at the lower of its new cost basis or fair value, less estimated costs to sell. Subsequent adjustments to reflect declines in value below the recorded amounts are recognized and are charged to income in the period such determinations are assessed. Required developmental costs associated with foreclosed property under construction are capitalized and considered in determining the fair value of the property. Operating expenses of such properties, net of related income, and gains and losses on their disposition are included in other non-interest income or expense.

Prepaid and Other Assets - Included in prepaid and other assets at December 31, 2012 and 2011 are amounts paid for FDIC premiums related to insurance coverage for customer deposit accounts through December 31, 2012, and the Company’s net deferred tax asset.

Income Taxes - Deferred tax assets and liabilities are recognized for temporary differences caused when the tax basis of an asset or liability differs from that reported in the financial statements, and for carry-forwards for tax credits and tax losses. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is recognized for the change in the asset or liability during the year.

A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the generation of a sufficient level of future taxable income and recoverable taxes paid in prior years. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets will be realized. In addition, management does not believe there are any unrecorded deferred tax liabilities that are material to the financial statements.

An entity is required to recognize the financial statement impact of a tax position when it is more likely than not that the position will be sustained upon examination. The Company believes that all significant tax positions utilized by the Company will more likely than not be sustained upon examination. As of December 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions). Tax penalties and interest, if any, would be accrued as incurred and would be classified as tax expense in the consolidated statements of income.

Accounting for Stock Options - The Company accounts for its stock options under the provisions of ASC Topic 718, Compensation - Stock Compensation, for all options granted on or after January 1, 2006, which requires that such transactions be recognized as compensation cost in the consolidated statements of income based on their fair values on the date of the grant.

Fair Value Measurements - ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires certain disclosures about fair value measurements. In general, fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the entity’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

At December 31, 2012 and 2011, the Company has not elected to account for any financial assets or liabilities as trading instruments under ASC Topic 825, The Fair Value Option for Financial Assets and Liabilities, for which changes in market value on these instruments would be recorded in the Company’s statements of income.

Transfer of Financial Assets – Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (i) the assets have been isolated from the Company, (ii) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (iii) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

If a transfer of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset does not meet the conditions for sale treatment, or if a transfer of a portion of an entire financial interest does not meet the definition of a participating interest, the transferor and the transferee shall account for the transfer as a secured borrowing with pledge of collateral. The transferor shall continue to report the transferred financial assets in its financial statements with no change in their measurement.

At December 31, 2012 and 2011 all of the Company’s loan participations sold subject to this guidance met the conditions to be treated as a sale. Securities sold under agreements to repurchase did not meet the criteria and are included in securities available for sale and repurchase agreements in the Company’s consolidated balance sheets.

New Accounting Standards and Disclosure Requirements - ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income, amends Topic 220 to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassifications adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 is effective for annual periods ending after December 15, 2012 and has been implemented in the Company’s financial statements at December 31, 2012 and 2011.

Subsequent Events - The Company has evaluated subsequent events through March 27, 2013, the date the financial statements were available to be issued. No subsequent events occurred which require adjustment to or disclosure in the financial statements at December 31, 2012.

Reclassifications - Certain reclassifications were made to the 2011 financial statement presentation in order to conform to the 2012 financial statement presentation with no effect on reported income or equity.

Statements of Cash Flows - For purposes of reporting cash flows, cash and cash equivalents include cash, due from banks, and federal funds sold. Generally, federal funds are sold for one-day periods.

Supplemental Disclosure of Cash Flow Information

	2012	2011
	(Dollars in Thousands)
Cash paid during the year for:
Interest	$3,287	$3,825

Income taxes	$3,821	$2,375

NOTE B	SECURITIES

Securities have been classified according to management’s intent. The amortized cost and estimated fair values of securities at December 31, 2012 and 2011 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(Dollars in Thousands)
2012
Held to Maturity:
U.S. Government Agency:
Mortgage-backed securities	$9,567	$412	$(6)	$9,973

Available for Sale:
U.S. Government Agency:
Debt securities	$9,818	$40	$(89)	$9,769
Mortgage-backed securities	42,285	1,391	(175)	43,501
Municipal securities	52,957	1,582	(68)	54,471

	$105,060	$3,013	$(332)	$107,741

2011
Held to Maturity:
U.S. Government Agency:
Mortgage-backed securities	$4,607	$169	$-	$4,776

Available for Sale:
U.S. Government Agency:
Debt securities	$2,018	$10	$-	$2,028
Mortgage-backed securities	57,390	1,499	(2)	58,887
Municipal securities	18,898	1,345	(7)	20,236

	$78,306	$2,854	$(9)	$81,151

For the year ended December 31, 2012 and 2011, securities were sold recognizing gross gains of $432 thousand and $61 thousand, respectively.

There were $11.7 million and $10.9 million of available for sale securities that were sold under repurchase agreements at December 31, 2012 and 2011, respectively. Available for sale securities with carrying amounts of approximately $22.9 million and $14.6 million at December 31, 2012 and 2011, respectively, and held to maturity securities with carrying amounts of approximately $2.7 million and $4.6 million at December 31, 2012, and 2011, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

Other-than-temporary impairment

For securities in an unrealized loss position, the following table shows gross unrealized losses and fair value by length of time that individual securities have been in a continuous unrealized loss position. At December 31, 2012 and 2011 , the Company had no securities in an unrealized loss position which was greater than 12 months in duration. At December 31, 2012 and 2011 the Company had seventy-eight and four securities, respectively, in an unrealized loss position for less than 12 months in duration.

	Less Than Twelve Months
	Gross Unrealized Losses	Estimated Fair Value
2012	(Dollars in Thousands)
Held to Maturity
U.S. Government Agency:
Mortgage-backed securities	$(6)	$1,400

Available for Sale:
U.S. Government Agency:
Debt securities	$(89)	$7,769
Mortgage-backed securities	(175)	11,316
Municipal securities	(68)	25,269

Total Available for Sale	$(332)	$44,354

2011
Available for Sale:
U.S. Government Agency:
Mortgage-backed securities	$(2)	$2,049
Municipal securities	(7)	714

Total Available for Sale	$(9)	$2,763

Management has the ability and the intent to hold the securities classified as held to maturity that are in an unrealized loss position until they mature. Management does not have the intent to sell any of the securities classified as available for sale that are in an unrealized loss position and believes that it is more likely than not that the Company will not have to sell any of these securities before a recovery of cost. The unrealized losses are attributable primarily to changes in market interest rates relative to those available when the securities were acquired. The fair value of these securities is expected to recover as the securities reach their maturity or re-pricing date, or if market rates for such investments decline. Management does not believe that any of the securities are impaired due to reasons of credit quality. Accordingly, as of December 31, 2012 and 2011, management believes the impairments for securities in an unrealized loss position are temporary and no impairment loss has been realized in the Company’s consolidated statements of income for the years then ended.

Contractual maturities of securities

The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturities, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities generally will receive both principal and interest payments on a monthly basis.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(Dollars in Thousands)
Amounts Maturing In:
1 year or less	$-	$-	$6,761	$6,767
1 year through 5 years	-	-	20,510	20,684
5 years through 10 years	-	-	30,436	31,506
After 10 years	9,567	9,973	47,353	48,784

	$9,567	$9,973	$105,060	$107,741

NOTE C	LOANS

Loans by portfolio segment at December 31, 2012 and 2011 are summarized as follows:

	2012		2011
	Balance	Percent	Balance	Percent
	(Dollars in Thousands)

Commercial & industrial	$191,192	30.34%	$186,341	36.09%
Commercial real estate	339,380	53.85%	260,920	50.53%
Residential real estate	80,776	12.82%	51,281	9.93%
Consumer	15,360	2.44%	16,689	3.23%
Other	3,468	0.55%	1,143	0.22%

	630,176	100.00%	516,374	100.00%

Less deferred loan fees, net	(831)		(692)
Less allowance for possible credit losses	(6,139)		(5,942)

Loans, net	$623,206		$509,740

In the normal course of business, the Company acquires and transfers interests in loans under participation agreements with other financial institutions. At December 31, 2012 and 2011, the Company purchased $4.8 million and $7.0 million in loan participations, respectively. There were no participations sold during the years ended December 31, 2012 and 2011.

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. The Company’s loans are segmented by type as noted in the preceding table. Diversification of the loan portfolio is a means of managing the risks associated with fluctuations in economic conditions. In order to manage the diversification of the portfolio, the Company sub-segments loans into classes. The commercial real estate segment is sub-segmented into classes that primarily include commercial real estate mortgage loans and construction and land development loans. The residential real estate segment is sub-segmented into classes that primarily include 1-4 family residential loans and multi-family residential loans. Management has not identified any significant sub-segments, or classes, for the other loan segments identified in the previous table. Information and risk management practices specific to the Company’s loan segments and classes follows.

Commercial and Industrial - The Company’s commercial and industrial loans represent credit extended to small to medium sized businesses generally for the purpose of providing working capital and equipment purchase financing. Commercial and industrial loans often are dependent on the profitable operations of the borrower. These credits are primarily made based on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. Most commercial and industrial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may also incorporate a personal guarantee. Some shorter term loans may be extended on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers. The cash flows of borrowers may not be as expected and the collateral securing these loans may fluctuate, increasing the risk associated with this loan segment. As a result of the additional complexities, variables, and risks, commercial loans typically require more thorough underwriting and servicing than other types of loans.

Commercial Real Estate - The Company makes commercial real estate mortgage loans which are primarily viewed as cash flow loans and secondarily as loans secured by real estate. The properties securing the Company’s commercial real estate mortgage loans can be owner occupied or non-owner occupied. Concentrations within the various types of commercial properties are monitored by management in order to assess the risks in the portfolio. The repayment of these loans is largely dependent on the successful operation of the property securing the loan or the business conducted on the property and securing the loan. Accordingly, repayment of these loans may be subject to adverse conditions in the real estate market or the economy to a greater extent than other types of loans. The Company seeks to minimize these risks in a variety of ways in connection with underwriting these loans including giving careful consideration to the property’s operating history, future operating projections, current and projected occupancy, location and the physical condition of the property.

Construction and land development loans are generally non-owner occupied and are subject to certain risks attributable to the fact that loan funds are advanced over the construction phase and the project is of uncertain value prior to its completion. Construction loans are generally based upon estimates of costs and value associated with the completed project with repayment dependent, in part, on the success of the ultimate project rather than the ability of the borrower or guarantor to repay the loan. The Company has underwriting and funding procedures designed to address what it believes to be the risks associated with such loans; however, no assurance can be given the procedures will prevent losses resulting from the risks described above.

Residential Real Estate - The Company’s residential real estate lending activities include the origination of 1-4 family residential and multi-family residential loans. The terms of these loans typically range from five to thirty years and are secured by the properties financed. The Company requires the borrowers to maintain mortgage title insurance and hazard insurance. The Company has elected to keep all 1-4 family residential loans for its own portfolio rather than selling such loans into the secondary market. By doing so, the Company is able to realize a higher yield on these loans; however, in addition to the risk of non payment, the Company also incurs interest rate risk by holding these longer term loans.

Consumer - The Company’s consumer loans include credit cards, automobile loans, and other loans such as home improvement loans, home equity loans, personal loans (collateralized and uncollateralized) and deposit account collateralized loans. The terms of these loans typically range from one to ten years and vary based on the nature of collateral and size of the loan. Consumer loan repayments are dependent on the borrower’s continuing financial stability, and thus are more likely to be adversely affected by job loss, illness, or personal bankruptcy. Furthermore, the application of various federal and state laws may limit the amount which can be recovered on such loans. To monitor and manage consumer loan risk, policies and procedures are developed and modified, as deemed appropriate by management.

Other Loans - Other includes extensions of credit to a community development corporation.

NOTE D	NON-PERFORMING LOANS

The Company had no loans past due greater than 90 days or on non-accrual at December 31, 2012. At December 31, 2011, the Company had one commercial loan with a balance of $300 thousand, which was 90 days or more past due and on non-accrual. The Company had $1.2 million in loans past due 90 days or more and still accruing interest at December 31, 2011.

For the years ended December 31, 2012 and 2011, the Company recorded no interest income on non-accrual loans that was not reversed when the loan was placed on non-accrual. Interest income that would have been earned under the original terms of the non-accrual loans was $8 thousand and $30 thousand for the years ended December 31, 2012 and 2011, respectively.

The Company has no loans restructured at December 31, 2012 and 2011.

NOTE E	ALLOWANCE FOR POSSIBLE CREDIT LOSSES

For purposes of determining the allowance for possible credit losses, the Company segments certain loans in its portfolio by product type. Each class of loan requires significant judgment to determine the estimation method that fits the credit risk characteristics of its portfolio segment. To facilitate the assessment of risk, management reviews reports related to loan production, loan quality, concentrations of credit, loan delinquencies, and non-performing and potential problem loans. The Company utilizes an independent third party loan review service to review the credit risk assigned to loans on a periodic basis and the results are presented to management for review.

An analysis of activity in the allowance for possible credit losses, by portfolio segment, at December 31, 2012 and 2011 are as follows:

	Balance at the beginning of year	Provisions	Charge-offs	Recoveries	Balance at end of year
2012	(Dollars in Thousands)

Commercial & industrial	$2,003	$176	$(159)	$3	$2,023
Commercial real estate	3,391	35	-	100	3,526
Residential real estate	457	32	-	-	489
Consumer	87	6	-	3	96
Other	4	1	-	-	5

Total	$5,942	$250	$(159)	$106	$6,139

2011

Commercial & industrial	$1,619	$383	$-	$1	$2,003
Commercial real estate	3,371	574	(555)	1	3,391
Residential real estate	390	67	-	-	457
Consumer	64	34	(42)	31	87
Other	2	2	-	-	4

Total	$5,446	$1,060	$(597)	$33	$5,942

Grades 1-3 - This category of assets are considered “pass” which indicates prudent underwriting and a normal amount of risk. The range of risk within these credits can vary from little to no risk with cash securing a credit, to a level of risk that requires a strong secondary source of repayment on the debt. Pass credits with a higher level of risk may be to borrowers that are higher leveraged, under capitalized or in an industry or economic area that is known to carry a higher level of risk, volatility, or susceptibility to weaknesses in the economy.

Grade 4 - Assets in the category contain more than the normal amount of risk and are referred to as “other assets especially mentioned”, or OAEM, in accordance with regulatory guidelines. These assets possess clearly identifiable temporary weaknesses or trends that, if not corrected or revised, will result in a condition that exposes the Company to higher level of risk of loss.

Grade 5 - Assets in this category are “substandard” in accordance with regulatory guidelines and of unsatisfactory credit quality with well defined weaknesses or weaknesses that jeopardize the liquidation of the debt. Generally, assets in this category are inadequately protected by the current sound worth and paying capacity of the obligor or the collateral pledged, if any. Typically, these credits are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Often, the assets in this category will have a valuation allowance representative of management’s estimated loss that is probable to be incurred.

Grade 6 - Assets in this category are considered “doubtful” in accordance with regulatory guidelines, are placed on non-accrual status and may be dependent upon collateral having a value that is difficult to determine or upon some near-term event which lacks certainty. Generally, these credits will have a valuation allowance based upon management’s best estimate of the losses probable to occur in the liquidation of the debt.

Grade 7 - Assets in this category are considered “loss” in accordance with regulatory guidelines and are considered uncollectible and of such little value as to question their continued existence as assets on the Company’s financial statements. Such assets are to be charged off or charged down when payment is acknowledged to be uncertain or when the timing or value of payments cannot be determined. This category does not intend to imply that the debt, or some portion of it will never be paid, not does it in any way imply that the debt will be forgiven.

The following table presents risk grades and classified loans by loan class at December 31, 2012 and 2011. Pass loans include risk grades 1 through 3. Classified loans include risk grades 4, 5, 6, and 7. The Company had no loans classified grades 6 or 7 at December 31, 2012 and 2011.

	Pass	Grade 4	Grade 5	Total loans
2012	(Dollars in Thousands)
Commercial & industrial	$189,496	$820	$876	$191,192
Commercial real estate mortgage	241,981	158	8,052	250,191
Construction & development	87,103	2,086	-	89,189
1-4 family residential	67,190	210	-	67,400
Multi-family residential	13,376	-	-	13,376
Consumer loans	15,344	-	16	15,360
Other loans	3,468	-	-	3,468

Total	$617,958	$3,274	$8,944	$630,176

2011
Commercial & industrial	$183,604	$1,065	$1,672	$186,341
Commercial real estate mortgage	173,949	1,490	8,667	184,106
Construction & development	73,516	2,424	874	76,814
1-4 family residential	50,612	-	-	50,612
Multi-family residential	669	-	-	669
Consumer loans	16,661	-	28	16,689
Other loans	1,143	-	-	1,143

Total	$500,154	$4,979	$11,241	$516,374

The Company’s loans and allowance for credit losses as of December 31, 2012 and 2011 by loan class and disaggregated on the basis of the Company’s impairment methodology is as follows:

2012	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total loans	Allowance related to loans individually evaluated for impairment

Commercial & industrial	$1,703	$189,490	$191,192	$591
Commercial real estate mortgage	8,261	241,930	250,191	809
Construction & development	2,094	87,095	89,189	148
1-4 family residential	210	67,190	67,400	-
Multi-family residential	-	13,376	13,376	-
Consumer loans	16	15,344	15,360	-
Other loans	-	3,468	3,468	-

Total Loans	$12,284	$617,893	$630,176	$1,548

2011

Commercial & industrial	$4,072	$182,269	$186,341	$1,143
Commercial real estate mortgage	10,157	173,949	184,106	918
Construction & development	3,298	73,516	76,814	162
1-4 family residential	-	50,612	50,612	-
Multi-family residential	-	669	669	-
Consumer loans	28	16,661	16,689	-
Other loans	-	1,143	1,143	-

Total Loans	$17,555	$498,819	$516,374	$2,223

The following table reflects the unpaid principal balances for impaired loans, segregated by loan class, with the associated allowance amount as of December 31, 2012 and 2011.

2012	Impaired loan balance without an allowance	Impaired loan balance with an allowance	Related Allowance

Commercial & industrial	$-	$1,703	$591
Commercial real estate mortgage	-	8,261	809
Construction & development	-	2,094	148
1-4 family residential	210	-	-
Consumer loans	16	-	-

Total	$226	$12,058	$1,548

2011
Commercial & industrial	$150	$2,676	$1,143
Commercial real estate mortgage	814	9,396	918
Construction & development	114	3,204	162
Consumer loans	28	-	-

Total	$1,106	$15,276	$2,223

For the years ended December 31, 2012 and 2011, the Company’s average impaired loans were $14.2 million and $10.7 million, respectively. The Company has no commitment to loan additional funds to borrowers whose loans have been classified as impaired.

NOTE F	PREMISES AND EQUIPMENT

A summary of premises and equipment, at cost, and accumulated depreciation and amortization at December 31, 2012 and 2011 follows:

	2012	2011
	(Dollars in Thousands)

Land	$1,636	$1,636
Building and improvements	3,731	3,728
Leasehold improvements	3,037	2,011
Furniture, fixtures and equipment	4,197	3,583
Construction in progress	-	14

	12,601	10,972
Less accumulated depreciation and amortization	(4,542)	(3,272)

Premises and equipment, net	$8,059	$7,700

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was approximately $1.1 million and $904 thousand, respectively.

NOTE G	OTHER REAL ESTATE OWNED

An analysis of activity in other real estate owned for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(Dollars in Thousands)

Balance at beginning of year	$6,708	$3,682
Noncash foreclosure and repossession of real estate in partial satisfaction of debt	-	6,339
Market value adjustments	(340)	(321)
Sales	(1,282)	(2,992)

Balance, end of year	$5,086	$6,708

During 2011, the Company purchased select other real estate owned properties, with carrying amounts totaling $6.9 million, from the Bank. On June 29, 2011 the Company formed BOH Realty, LLC (the LLC), for the purpose of marketing other real estate owned properties and transferred $5.0 million in properties to the LLC. At December 31, 2012, the Bank and LLC held approximately $1 million and $4.1 million, respectively, in other real estate owned.

For the years ended December 31, 2012 and 2011, the Company recorded a net loss on the sale of other real estate owned of $182 thousand and $288 thousand, respectively. Gains on the sale of other real estate in prior years were deferred and recorded in other liabilities. At December 31, 2012 and 2011, the balance of the deferred gain was $104 thousand and $106 thousand, respectively.

NOTE H	ACCRUED INTEREST RECEIVABLE

Accrued interest receivable at December 31, 2012 and 2011 consists of the following:

	2012	2011
	(Dollars in Thousands)

Loans	$1,533	$1,407
Investment and other	859	436

Balance at end of year	$2,392	$1,843

NOTE I	BANK OWNED LIFE INSURANCE

Bank owned life insurance and the net increase in cash surrender value at December 31, 2012 and 2011 are summarized as follows:

	2012	2011
	(Dollars in Thousands)

Balance, beginning of year	$11,305	$10,826
Purchase of policies	5,000	-
Earnings	525	479

Balance, end of year	$16,830	$11,305

NOTE J	DEPOSITS

The aggregate amount of time deposits in the amount of $100 thousand or more at December 31, 2012 and 2011 was approximately $135.6 million and $152.4 million, respectively. Interest expense for time deposits of $100 thousand or more was approximately $1.3 million and $1.7 million for the periods ended December 31, 2012 and 2011, respectively.

At December 31, 2012, the scheduled maturities of all time deposits are as follows (Dollars in Thousands):

Year ending December 31,
2013	$126,413
2014	15,071
2015	3,303
2016	2,676
2017	4,669

$152,132

The Company had $15.8 million and $23.7 million in brokered deposits at December 31, 2012 and 2011, respectively. Deposit accounts that were overdrawn at December 31, 2012 and 2011 totaled $35 thousand and $70 thousand, respectively, and are included in consumer loans as identified in Note C.

NOTE K	INCOME TAXES

The components of the provision for federal income tax expense at December 31, 2012 and 2011 are as follows:

	2012	2011
	(Dollars in Thousands)

Current	$4,014	$2,964
Deferred	(432)	(446)

Federal income tax expense	$3,582	$2,518

The provision for federal income tax expense at the statutory rate of 34% for the years ended December 31, 2012 and 2011 differs from the income tax expense recorded for financial reporting purposes as follows:

	2012	2011
	(Dollars in Thousands)
Tax expense calculated at statutory rate	$3,938	$2,980
Increase (Decrease) resulting from:
Tax exempt interest and income on life insurance	(471)	(393)
Nondeductible expenses	100	79
Other	15	(148)

Income tax expense	$3,582	$2,518

Deferred income taxes and benefits are provided for differences between the financial statement carrying amount of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are as follows at December 31, 2012 and 2011:

	2012	2011
	(Dollars in Thousands)

Deferred Tax Assets (Liabilities)
Allowance for possible credit losses	$1,497	$1,185
Pre-opening expenses	61	70
Securities available for sale	(911)	(967)
Depreciation	(223)	(301)
Other	126	75

Net Deferred Tax Asset	$550	$62

NOTE L	RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company has and expects to continue to conduct routine banking business with related parties, including its executive officers, directors, the Bank’s executive officers and directors, the Company’s stockholders, and their affiliates in which they directly or indirectly have 5% or more beneficial ownership.

Loans - In the opinion of management, loans to related parties were entered into in the ordinary course of business, and were made on the same terms and conditions as similar transactions with unaffiliated persons. Loans to such borrowers are summarized as follows at December 31, 2012 and 2011:

	2012	2011
	(Dollars in Thousands)

Balance, beginning of year	$7,146	$10,474
New loans/advances during the year	3,359	1,700
Repayments during the year	(1,623)	(5,028)

Balance, end of year	$8,882	$7,146

Unfunded Commitments - At December 31, 2012 and 2011, the Company had approximately $1 million and $775 thousand, respectively, in unfunded commitments to related parties.

Deposits - The Company held deposits from related parties of approximately $16.4 million and $17.2 million, respectively, at December 31, 2012 and 2011.

NOTE M	REPURCHASE AGREEMENTS

At December 31, 2012 and 2011, the Company had outstanding balances of $10 million received from the sale of securities that were sold under an agreement to repurchase. Securities subject to the transfer of ownership under the repurchase agreement are included in securities in the Company’s consolidated balance sheets and the carrying value of these securities is disclosed in Note B. The Company’s repurchase agreement is with one entity and pays interest rates on these funds according to the terms of the repurchase agreement.

NOTE N	BORROWING LINES AND OUTSTANDING BORROWINGS

At December 31, 2012 and 2011, the Company had approximately $23 million and $28 million, respectively, available in unsecured lines of credit with correspondent banks. At December 31, 2012 and 2011, the Company had no borrowings outstanding on these lines of credit.

At December 31, 2012 and 2011, the Company had total available borrowings through the Federal Home Loan Bank of approximately $167.2 million and $195.4 million, respectively, which were secured by investment securities safe kept at the Federal Home Loan Bank and a blanket lien on certain real estate and commercial loans. At December 31, 2012 and 2011, there were $40 million and $45 million, respectively, in outstanding Federal Home Loan Bank advances.

At December 31, 2012 the scheduled maturities of advance from the Federal Home Loan Bank are as follows:

	Interest Rates on Advances	Amount Outstanding
	(Dollars in Thousands)
2013	0.27% - 1.395%	$20,000
2018	1.95% - 2.095%	20,000

Total advances outstanding		$40,000

NOTE O	COMMITMENTS

Commitments to extend credit and financial instruments with off-balance sheet risk.

In the normal course of business, the Company enters into various transactions which, in accordance with accounting principles generally accepted in the United States of America, are not included in the consolidated balance sheets. These transactions are referred to as “off-balance sheet commitments.” The Company enters into these transactions to meet the financing needs of its customers. These transactions include commitments to extend credit and standby letters of credit which involve elements of credit risk in excess of the amounts recognized in the consolidated balance sheets. The Company minimizes its exposure to loss under these commitments by subjecting them to credit approval and monitoring procedures.

The contractual amount of the Company’s financial instruments with off-balance sheet risk at December 31, 2012 and 2011 is presented below:

	2012	2011
	(Dollars in Thousands)

Commitments to extend credit	$151,524	$116,881

Standby letters of credit	$12,587	$667

Due to the nature of the Company’s unfunded loan commitments, including unfunded lines of credit, the amounts presented above do not necessarily represent amounts the Company anticipates funding in the future.

The Company enters into contractual commitments to extend credit, normally with fixed expiration dates or termination clauses, at specified rates and for specific purposes. Customers use credit commitments to ensure that funds will be available for working capital purposes, for capital expenditures and to ensure access to funds at specified terms and conditions. Substantially all of the Company’s commitments to extend credit are contingent upon customers maintaining specific credit standards at the time of loan funding. Management assesses the credit risk associated with certain commitments to extend credit in determining the level of the allowance for possible credit losses.

Letters of credit are written conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The Company’s policies generally require that letters of credit arrangements contain security and debt covenants similar to those contained in loan agreements.

Lease commitments

The Company leases its banking facilities under non-cancelable operating leases. Future minimum lease payments under the leases are as follows at December 31, 2012 (Dollars in Thousands):

Year ending December 31,
2013	$816
2014	775
2015	779
2016	705
2017	294
Thereafter	88

$3,458

It is expected that in the normal course of business, leases that expire will be renewed or replaced by leases on other property. Rent expense was approximately $645 thousand and $593 thousand in 2012 and 2011, respectively.

Litigation

The Company is involved in various litigation arising in the normal course of business. In the opinion of management, the ultimate liability, if any, would not be material to the financial position or results of operations of the Company.

NOTE P	PREFERRED STOCK AND COMMON STOCK

Preferred Stock

In July 2011, the Company redeemed the Preferred Stock, Series A and B which was previously issued in connection with the Capital Purchase Program, with funds received under the Small Business Lending Fund (SBLF). In connection with the Company’s participation in the SBLF, the Company issued 23,938 shares of its $1 par value preferred stock designated as Senior Non-Cumulative Perpetual Preferred Stock, Series C, with a liquidation value of $1,000 per share for an aggregate purchase price of $23.9 million. The Series C Preferred Stock qualifies as Tier 1 Capital.

In December 2011, in connection with the adoption of the Company’s Employee Stock Purchase Plan (ESPP), the Company authorized 300,000 shares of preferred stock, Series D Preferred Stock, par value $1.00 per share, with dividend rights and rights upon liquidation equal to the Company’s Series C Preferred Stock and senior to the Company’s common stock. Series D Preferred shares are automatically converted into shares of the Company’s Common Stock, on the basis of one share of Common Stock for each share of Series D Preferred Stock, immediately prior to the closing of a change of control of the Company. Upon liquidation, holders of shares of Series D Preferred Stock will receive an amount equal to the greater of the book value of the preferred stock as of the date of liquidation, the amount per share to be paid to holders of Common Stock, or $8.75 per share. At December 31, 2012, approximately 32,000 shares of Series D Preferred Stock had been issued under the ESPP.

Dividends Payable

The Series C Preferred stock calls for non-cumulative dividends payable quarterly based upon a rate that fluctuates, with the highest annual percentage of 9% and the lowest of 1%, given changes in the Bank’s level of Qualified Small Business Lending (QSBL) as compared to the Bank’s baseline QSBL level at the date of issuance of the Series C. During 2012, dividends of approximately $239 thousand were paid on the Series C Preferred stock.

The Company is not required to pay any dividends on the Series D Preferred. Holders of Series D Preferred are entitled to a preference in the distribution of dividends and will receive dividends when and if declared and paid by the Company prior to receipt of dividends by the holders of common stock. During the year, the company approved a one-time cash dividend at $1.10 per share of common stock and $1.10 per share of Series D Preferred stock. At December 31, 2012, dividends of approximately $35 thousand had been paid to the holders of the Series D Preferred Stock.

Common Stock

In December 2010, the Company began an offering for the sale of common stock at $9.25 per share. At December 31, 2010, cash of $1.3 million for 136,744 shares had been received by the Company. The amount was recorded as a liability as no shares were issued until February 2011. The offering was closed in February 2011 with a total of 1,677,712 shares sold and $8.4 million and $7.0 million was recorded in the Company’s consolidated balance sheet as common stock and surplus, net of offering costs of $148 thousand, respectively.

At December 31, 2012 and 2011, the Company has 20,050,000 shares of common stock authorized at a par value of $5 per share and 6,953,775 and 6,771,952 issued and outstanding, respectively. During the year ending December 31, 2012, in conjunction with the one-time cash dividend of $1.10 per share of common stock, the Company paid approximately $7.7 million in dividends on common stock.

NOTE Q	EMPLOYEE BENEFIT PLANS

During 2006, the Bank established a 401(k) employee benefit plan in which substantially all employees may participate. Participants may elect to contribute a portion of their salary to the plan, subject to certain Federal Tax Code limitations. Additionally, the Bank has agreed to match a percentage of the participant’s contribution based on the percentage of salary contributed by participants. Benefit plan matching contributions for the years ended December 31, 2012 and 2011 were approximately $321 thousand and $266 thousand, respectively. Administrative fees for the plan were approximately $5,000 and $4,000 for the years ended December 31, 2012 and 2011, respectively. The Bank may also make discretionary contributions to the plan; however, no discretionary contributions were made during the years ended December 31, 2012 and 2011.

NOTE R	STOCK OPTIONS AND WARRANTS

The Company adopted the 2008 Equity Incentive Plan under which options to purchase shares of the Company’s common stock may be granted to key employees and directors at a price established at the date of grant. There was no change to the Bank’s 2007 Equity Incentive Plan or to the terms of outstanding options and warrants as a result of the formation of the Company, and all outstanding options and warrants for the Bank’s common stock became options and warrants for the Company’s common stock. At December 31, 2012, the Company has reserved 1,443,961 shares of common stock for issuance under the stock option plan of which 1,113,200 options have been granted and remain outstanding. At December 31, 2012, options representing 330,761 shares were available for future grant. The options granted must be exercised within ten years from the date of grant and vest ratably over five year period. For options granted, the option price was determined by the Board of Directors as of the date the option was granted to be 100% of management’s estimate of the stock’s fair market value of the Company’s common stock at the grant date.

As remuneration for services provided by each of the ten directors who organized the opening of the Bank, 10,000 warrants to acquire shares of the Company’s common stock were issued to each organizer in March 2005. Each warrant entitles the holder to acquire one share of the Company’s common stock at a price of $5.00 per share which was considered by management to be equal to the fair market value of the stock. These warrants vested upon issuance and must be exercised within ten years from the date of grant. During the year ending December 31, 2012, all remaining outstanding warrants had been exercised.

Along with the one-time dividend per share of common stock and Series D Preferred stock, the Company approved a one-time non-cash dividend to all optionees. The non-cash dividend equated to an additional 10% in stock options as of the record date of December 18, 2012, and a 10% reduction in strike price on all options held by the optionees on that date. The following tables include the effects of the non-cash dividend and reduction of the strike price.

Below is a table that sets forth pertinent information regarding stock options and warrants for the years ended December 31, 2012 and 2011, respectively.

	2012		2011
	Number of Shares Underlying Options/Warrants	Weighted Average Exercise Prices	Number of Shares Underlying Options/Warrants	Weighted Average Exercise Prices
Outstanding at beginning of year	985,784	$6.21	919,284	$5.92
Granted	253,778	$10.80	84,500	$9.46
Exercised	(97,800)	$4.96	(17,000)	$6.88
Forfeited	(31,341)	$8.26	(1,000)	$7.00

Outstanding at end of year	1,110,421	$6.36	985,784	$6.21

Exercisable at end of year	816,224	$5.31	748,870	$5.65

The aggregate intrinsic value of all options outstanding at December 31, 2012 based upon management’s estimate of fair value is approximately $5.1 million, of which approximately $4.5 million is attributable to options exercisable at that date. The Company received proceeds of approximately $234 thousand and $117 thousand from options exercised during 2012 and 2011, respectively.

Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Options Exercisable
$5.00 - $ 7.50	842,931	3.99 years	786,417
$7.50 - $ 10.00	99,951	7.80 years	29,807
$10.00 - $11.00	167,539	9.60 years	-

	1,110,421	5.18 years	816,224

A summary of changes in unvested options for the years ended December 31, 2012 and 2011, respectively, is as follows:

	2012	2011
Unvested options outstanding beginning of year	236,914	289,899
Granted	178,891	84,500
Forfeited	(31,341)	(400)
Vested	(90,267)	(137,085)

Unvested options outstanding, end of year	294,197	236,914

The fair value of each option and warrant granted is estimated on the date of grant using the Black-Scholes option pricing model. For options and warrants granted in 2012 and 2011 the following assumptions were used:

	2012	2011
Dividend Yield	0%	0%
Expected Volatility	20.61-22.40%	21.15-22.19%
Risk Free Interest Rates	0.75-1.32%	1.12-2.50%
Expected Life in Years	6 years	6 years

The Company recorded $177 thousand and $138 thousand in stock-based compensation expense related to the vesting of equity awards for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012, there was approximately $577 thousand of total unrecognized compensation expense, net of estimated future forfeitures, related to unvested employee stock-based compensation arrangements. At December 31, 2012 the unrecognized compensation expense related to stock-based compensation arrangements is expected to be recognized over 5 years.

NOTE S	REGULATORY MATTERS

Regulatory Capital

The Company and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures and risk weighting of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weighting, and other factors.

Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Management believes, as of December 31, 2012, that the Company and Bank meet all the capital adequacy requirements to which it is subject.

At February 24, 2012, the most recent notification date from the regulators, the Bank was categorized as well capitalized under the regulatory framework for prompt corrective action. To remain categorized as well capitalized, the Bank will have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage capital ratios as disclosed in the following table. There are no conditions or events since the most recent notification that management believes have changed the Bank’s prompt corrective action category.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$91,089	13.7%	$53,404	8.0%	N/A
Bank of Houston	$81,097	12.2%	$53,068	8.0%	$66,335	10.0%

Tier I Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$84,950	12.7%	$26,702	4.0%	N/A
Bank of Houston	$74,958	11.3%	$26,534	4.0%	$39,801	6.0%

Leverage Ratio
BOH Holdings, Inc.	$84,950	9.7%	$35,173	4.0%	N/A
Bank of Houston	$74,958	8.6%	$34,994	4.0%	$43,743	5.0%

2011
Total Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$88,742	16.0%	$44,425	8.0%	N/A
Bank of Houston	$72,282	13.1%	$44,024	8.0%	$55,030	10.0%

Tier I Capital to Risk-Weighted Assets
BOH Holdings, Inc.	$82,800	15.0%	$22,213	4.0%	N/A
Bank of Houston	$66,340	12.1%	$22,012	4.0%	$33,018	6.0%

Leverage Ratio
BOH Holdings, Inc.	$82,800	11.8%	$27,998	4.0%	N/A
Bank of Houston	$66,340	9.5%	$27,847	4.0%	$34,809	5.0%

Dividend Restrictions

In the ordinary course of business, the Company may be dependent upon dividends from the Bank to provide funds for the payment of dividends to stockholders and to provide for other cash requirements. Banking regulations may limit the amount of dividends that may be paid. Approval by regulatory authorities is required if the effect of dividends declared would cause the regulatory capital of the Bank to fall below specified minimum levels.

NOTE T	FAIR VALUE DISCLOSURES

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. In estimating fair value, the Company utilized valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability.

Fair Value Hierarchy

ASC Topic 820, Fair Value Measurements and Disclosures, specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques are observable or unobservable. These inputs are summarized in the three broad levels listed below.

Level 1 - Level 1 inputs are based upon quoted prices in active markets for identical assets and liabilities. The Company had no assets or liabilities measured using Level 1 inputs at December 31, 2012 and 2011.

Level 2 - Level 2 inputs are based upon other significant observable inputs (including quoted prices in active or inactive markets for similar assets or liabilities), or other inputs that are observable or can be corroborated by observable market data for substantially the full term of a financial instrument. The fair values for the Company’s U.S. Government agency bonds, mortgage-backed securities and municipal securities classified as available for sale, impaired loans, and real estate owned were measured using Level 2 inputs at December 31, 2012 and 2011.

Level 3 - Level 3 inputs are based upon unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 measurements are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. The Company had no assets or liabilities measured using Level 3 inputs at December 31, 2012 and 2011.

During the years ending December 31, 2012 and 2011, there were no transfers of assets or liabilities within the levels of the fair value hierarchy.

The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Financial Instruments Recorded at Fair Value

Recurring – Financial assets measured at fair value on a recurring basis as of December 31, 2012 and 2011, consisted of the Company’s securities available for sale as reflected on the consolidated balance sheets.

Non-recurring - Certain financial assets are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). At December 31, 2012 and 2011, the Company held no financial instruments measured at fair value on a non-recurring basis with Level 1 or Level 3 valuation inputs. The fair value of impaired loans disclosed in Note E was measured on a non-recurring basis using Level 2 inputs.

Non-Financial Assets and Non-Financial Liabilities Recorded at Fair Value

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. The Company has certain non-financial assets that are measured at fair value on a non-recurring basis to include foreclosed assets (upon initial recognition or subsequent impairment).

The fair value of the Company’s foreclosed assets, upon initial recognition, is estimated using Level 2 inputs, based upon observable market input data. Foreclosed assets measured at fair value upon initial recognition and subsequent re-measurement are described in Note G.

Fair Value Disclosure for all Financial Instruments

The Company is required to disclose the fair value of all financial instruments, including those financial assets and financial liabilities not recorded at fair value in its consolidated balance sheets, for which it is practicable to estimate fair value. Following is a table that summarizes the estimated fair market values of all financial instruments of the Company at December 31, 2012 and 2011, followed by methods and assumptions that were used by the Company in estimating the fair value.

The estimated fair values of financial instruments at December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying Amount	Estimated Fair Values	Carrying Amount	Estimated Fair Values
	(Dollars in Thousands)
Financial Assets
Cash and cash equivalents	$ 122,730	$ 122,730	$ 125,299	$ 125,299
Securities held to maturity	9,567	9,973	4,607	4,776
Securities available for sale	107,741	107,741	81,151	81,151
Other securities	3,963	3,963	2,557	2,557
Loans, net	623,206	625,607	509,740	512,908
Bank owned life insurance	16,830	16,830	11,305	11,305

Total Financial Assets	$ 884,037	$ 886,844	$ 734,659	$ 737,996

Financial Liabilities
Noninterest bearing deposits	$ 355,509	$ 355,509	$ 270,260	$ 270,260
Interest-bearing deposits	406,903	407,446	341,399	342,113
Other borrowings	40,000	40,580	45,000	46,083
Securities sold under repurchase agreements	10,000	10,062	10,000	10,362

Total Financial Liabilities	$ 812,412	$ 813,597	$ 666,659	$ 668,818

The estimated fair value amounts of financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company would realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. The fair values of all financial instruments have been determined as follows:

Cash and cash equivalents - For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Securities available for sale and securities held to maturity - For securities, fair value is determined using Level 2 inputs as previously described.

Other securities and Bank owned life insurance – For these securities, the carrying amount is a reasonable estimate of fair value.

Loans - Fair values of loans are estimated for segregated groupings of loans with similar financial characteristics. Loans are segregated by segment such as real estate, commercial and industrial, consumer, and other loans. Each of these categories is further subdivided into fixed and adjustable rate loans and performing and non-performing loans. The fair value of performing loans is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the various types of loans. Impaired loans are valued using Level 2 inputs as previously described.

Deposit liabilities - The fair values for non-interest bearing deposits are reported at a value equal to the amount payable on demand at the reporting date. Fair values for interest-bearing deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on deposits to a schedule of aggregated expected monthly maturities.

Other borrowings - For these advances, the carrying amount is a reasonable estimate of fair value for the short term advances. The estimated fair value of long term advances is determined using current estimated market rates for similar term borrowings.

Repurchase agreements - For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

APPENDIX B—FAIRNESS OPINION OF SANDLER O’NEILL + PARTNERS, L.P.

November 21, 2013

Board of Directors

BOH Holdings, Inc.

750 Bering Drive, Suite 100

Houston, TX 77057

Ladies and Gentlemen:

BOH Holdings, Inc. (“BOH”) and Independent Bank Group, Inc. (“Independent”) have entered into an Agreement and Plan of Reorganization, dated as of November 21, 2013 (the “Agreement”), pursuant to which BOH will merge with and into Independent (the “Merger”). Under the terms of the Agreement, upon consummation of the Merger, each share of BOH common stock issued and outstanding immediately prior to the Merger (the “BOH Common Stock”), other than certain shares specified in the Agreement, will be converted into the right to receive (a) cash in an amount equal to the quotient of (i) $34,000,000 divided by (ii) the number of BOH shares outstanding immediately before the Effective Time, and subject to adjustment as described in the Agreement (the “Per Share Cash Consideration”) and (b) a fraction of a share of Independent Common Stock equal to (i) the quotient of (x) $136,000,000 divided by (y) the number of BOH shares outstanding immediately before the Effective Time divided by (ii) $37.61 (the “Per Share Stock Consideration” and together with the Per Share Cash Consideration, the “Merger Consideration”) The terms of the Merger arc more fully described in the Agreement. Capitalized terms used herein without definition shall have the meanings given to such terms in the Agreement. You have requested our opinion as to the fairness, from a financial point of view, of the Merger Consideration to holders of BOH Common Stock.

Sandler O’Neill & Partners, L.P., as part of its investment banking business, is regularly engaged in the valuation of financial institutions and their securities in connection with mergers and acquisitions and other corporate transactions. In connection with this opinion, we have reviewed, among other things: (i) the Agreement; (ii) certain publicly available financial statements and other historical financial information of BOH that we deemed relevant; (iii) certain publicly available financial statements and other historical financial information of Independent that we deemed relevant; (iv) internal financial projections for BOH for the years ending December 31, 2013 through December 31,2016 as provided by the senior management of BOH; (v) median consensus publicly earnings estimates, pro forma for the recently announced Collin Bank and Live Oak Financial acquisitions, for Independent for the years ending December 31, 2013 , 2014 and 2015 as discussed with senior management of Independent and an estimated long-term growth rate for the years thereafter as discussed with senior management of Independent; (vi) the pro forma financial impact of the Merger on Independent based on assumptions relating to transaction expenses, purchase accounting adjustments, cost savings and other synergies as determined by the senior management of Independent; (vii) a comparison of certain financial information for BOH and Independent with similar institutions for which publicly available information is available; (viii) the financial terms of certain recent business combinations in the commercial banking industry, to the extent publicly available; (ix) the current market environment generally and the banking environment in particular; and (x) such other information, financial studies, analyses and investigations and financial, economic and market criteria as we considered relevant. We also discussed with certain members of senior management of BOH the business, financial condition, results of operations and prospects of BOH and held similar discussions with certain members of senior management of Independent regarding the business, financial condition, results of operations and prospects of Independent.

In performing our review, we have relied upon the accuracy and completeness of all of the financial and other information that was available to us from public sources, that was provided to us by BOH and Independent or their respective representatives or that was otherwise reviewed by us and have assumed such accuracy and completeness for purposes of rendering this opinion. We have further relied on the assurances of the respective managements of BOH and Independent that they are not aware of any facts or circumstances that would make any of such information inaccurate or misleading. We have not been asked to and have not undertaken an independent verification of any of such information and we do not assume any responsibility or liability for the accuracy or completeness thereof. We did not make an independent evaluation or appraisal of the specific assets, the collateral securing assets or the liabilities (contingent or otherwise) of BOH and Independent or any of their respective subsidiaries. We render no opinion or evaluation on the collectability of any assets or the future performance of any loans of BOH and Independent. We did not make an independent evaluation of the adequacy of the allowance for loan losses of BOH and Independent, or the combined entity after the Merger and we have we not reviewed any individual credit files relating to BOH and Independent. We have assumed, with your consent, that the respective allowances for loan losses for both BOH and Independent are adequate to cover such losses and will be adequate on a pro forma basis for the combined entity.

In preparing its analyses, Sandler O’Neill used publicly earnings projections for Independent and internal long-term growth rates for 801 I and in each case as discussed with respective senior managements of BOH and Independent. Sandler O’Neill also received and used in its analyses certain projections of transaction costs, purchase accounting adjustments, expected cost savings and other synergies which were prepared by and/or reviewed with the senior management of Independent. With respect to those projections, estimates and judgments, the respective managements of BOH and Independent confirmed to us that those projections, estimates and judgments reflected the best currently available estimates and judgments of those respective managements of the future financial performance of BOH and Independent, respectively, and we assumed that such performance would be achieved. We express no opinion as to such estimates or the assumptions on which they are based. We have also assumed that there has been no material change in BOH’s and Independent’s assets, financial condition, results of operations, business or prospects since the date of the most recent financial statements made available to us. We have assumed in all respects material to our analysis that BOH and Independent will remain as going concerns for all periods relevant to our analyses, that all of the representations and warranties contained in the Agreement and all related agreements are true and correct, that each party to the agreements will perform all of the covenants required to be performed by such party under the agreements, that the conditions precedent in the Agreement are not waived and that the Merger will qualify as a tax-free reorganization for federal income tax purposes. Finally, with your consent, we have relied upon the advice BOH has received from its legal, accounting and tax advisors as to all legal, accounting and tax matters relating to the Merger and the other transactions contemplated by the Agreement.

Our opinion is necessarily based on financial, economic, market and other conditions as in effect on, and the information made available to us as of, the date hereof. Events occurring after the date hereof could materially affect this opinion. We have not undertaken to update, revise, reaffirm or withdraw this opinion or otherwise comment upon events occurring after the date hereof. We will receive a fee for rendering this opinion and BOH has also agreed to indemnify us against certain liabilities arising out of our engagement. In the ordinary course of our business as a broker-dealer, we may purchase securities from and sell securities to BOH and Independent and their affiliates. Sandler O’Neill has provided certain investment banking services and has received customary fees for those services.

Our opinion is directed to the Board of Directors of BOH in connection with its consideration of the Merger and does not constitute a recommendation to any shareholder of BOH as to how any such shareholder should vote at any meeting of shareholders called to consider and vote upon the Merger. Our opinion is directed only to the fairness, from a financial point of view, of the Merger Consideration to holders of BOH Common Stock and does not address the underlying business decision of BOH to engage in the Merger, the relative merits of the Merger as compared to any other alternative business strategies that might exist for BOH or the effect of any other transaction in which BOH might engage. This opinion shall not be reproduced or used for any other purposes, without Sandler O’Neill’s prior written consent. This Opinion has been approved by Sandler O’Neill’s fairness opinion committee. We do not express any opinion as to the fairness of the amount or nature of the compensation to be received in the Merger by any officer, director, or employees, or class of such persons, relative to the compensation to be received in the Merger by any other shareholder.

Based upon and subject to the foregoing, it is our opinion that, as of the date hereof, the Merger Consideration is fair to holders of BOH Common Stock from a financial point of view.

Very truly yours,

/s/ Sandler O’Neill + Partners, L.P.

Sandler O’Neill + Partners, L.P.

(End of Appendix B)

APPENDIX C—FAIRNESS OPINION OF STERNE, AGEE & LEACH, INC.

November 21, 2013

Board of Directors

Independent Bank Group, Inc.

1600 Redbud Boulevard, Suite 400

McKinney, TX 75069

Members of the Board of Directors:

Independent Bank Group, Inc. (“IBTX”) and BOH Holdings Inc. (“BOH Holdings”) have entered into an Agreement and Plan of Reorganization dated November 21, 2013 (the “Agreement”), pursuant to which BOH Holdings will merge with and into IBTX, with IBTX as the surviving entity (the “Merger”). Under the terms of the Agreement, the shares of common stock of BOH Holdings that are issued and outstanding immediately before the effective time of the Merger, other than certain shares specified in the Agreement, shall be converted into the right to receive an aggregate $34,000,000 in cash, subject to adjustment pursuant to section 8.07 of the Agreement, and an aggregate 3,616,060 shares of common stock of IBTX, (the “Consideration”).

You have requested our opinion as to the fairness to IBTX, from a financial point of view, of the Consideration to be paid by IBTX in the Merger.

In arriving at our opinion, we have, among other things:

1.            Reviewed the Agreement dated November 21, 2013;

2.            Reviewed certain publicly available financial and business information of BOH Holdings, IBTX and their respective affiliates that we deemed to be relevant;

3.            Reviewed certain information, including financial forecasts, relating to the business, earnings, cash flow, assets, liabilities, liquidity and prospects of BOH Holdings and IBTX;

4.            Reviewed materials detailing the Merger prepared by BOH Holdings, IBTX and their respective affiliates and by their, legal and accounting advisors, as well as by BOH Holdings’ financial advisor;

5.            Conducted conversations with members of senior management and representatives of both BOH Holdings and IBTX regarding the matters described in clauses 1-4 above, as well as their respective businesses and prospects before and after giving effect to the Merger;

6.            Compared certain financial metrics of BOH Holdings and IBTX to other selected banks and thrifts that we deemed to be relevant;

7.            Analyzed the terms of the Merger relative to selected prior mergers and acquisitions involving a depository institution as the selling entity;

8.            Analyzed the Consideration offered relative to BOH Holdings’ book value and tangible book value as of September 30, 2013;

9.            Analyzed the projected pro forma impact of the Merger on certain projected balance sheet and capital ratios of IBTX;

10.            Analyzed the Consideration offered relative to BOH Holdings’ last twelve months net income as well as estimated net income for the projected fiscal years ending December 31, 2013, 2014 and 2015;

11.            Reviewed the overall environment for depository institutions in the United States; and

12.            Conducted such other financial studies, analyses and investigations and took into account such other matters as we deemed appropriate for purposes of this opinion, including our assessment of general economic, market and monetary conditions.

In preparing our opinion, we assumed and relied upon, without independent verification, the accuracy and completeness of the information provided to us by BOH Holdings, IBTX and their respective affiliates. In addition, where appropriate, we relied upon publicly available information, without independent verification, that we believe to be reliable, accurate, and complete. We have not been asked to and have not undertaken an independent verification of the reliability, accuracy, or completeness of any such information, and we do not assume any responsibility or liability for the accuracy or completeness thereof. With respect to the financial forecasts supplied to us, including any projections relating to transaction costs, purchase accounting adjustments or expected cost savings, we have assumed, with your consent, that they were reasonably prepared and reflect the best currently available estimates and judgments of management of BOH Holdings and IBTX as to future operating and financial performance, and we have assumed that such performance would be achieved. We express no opinion as to such financial projections and estimates or the assumptions upon which they are based. In addition, we have assumed that the Agreement is a valid, binding and enforceable agreement upon the parties, that all of the representations and warranties contained in the Agreement and all related agreements are true and correct, that each party to the agreements will perform the covenants required to be performed by it under the under such agreements, that the conditions precedent to the agreements are not waived and that the agreements will not be terminated or breached by either party. We have also assumed that there has been no material change in the assets, liabilities, financial condition, results of operations, business or prospects of BOH Holdings or IBTX since either (i) the date of the last financial statements made available to us and (ii) the date of the Agreement, and that no legal, political, economic, regulatory or other developments has occurred that will adversely affect BOH Holdings or IBTX. We did not make an independent evaluation of the assets or liabilities of BOH Holdings, IBTX or their respective affiliates, including, but not limited to, any derivative or off-balance sheet assets or liabilities. In addition, we did not make an independent evaluation of the adequacy of the allowance for loan losses of IBTX or BOH Holdings, nor have we reviewed any individual credit files relating to IBTX or BOH Holdings. We have assumed, with your consent, that the respective allowances for loan losses of IBTX and BOH Holdings are adequate to cover such losses and will be adequate on a combined basis for the combined entity. We have relied upon and assumed, without assuming any responsibility for independent verification, the advice that IBTX has received from its legal, accounting and tax advisors as to all legal, accounting and tax matters relating to the Merger and the other transactions contemplated by the Agreement. Finally, we have assumed that all required governmental, regulatory, shareholder and third party approvals have or will be received in a timely fashion and without any conditions or requirements that could adversely affect the Merger.

Our opinion is necessarily based on economic, market, and other conditions as existed on and could be evaluated as of, and on the information made available to us as of, the date hereof. Events and developments occurring after the date hereof could materially affect the assumptions used in preparing this opinion, and we do not have any obligation to update, revise, reaffirm or withdraw this opinion or otherwise comment on events occurring after the date hereof. We express no opinion as to what the value of IBTX’s common stock will be when issued to the shareholders of BOH Holdings under the Agreement or the prices at which IBTX’s or BOH Holdings’ common stock may trade at any time.

Sterne, Agee & Leach, Inc. (“Sterne Agee”) is acting as financial advisor to IBTX in connection with the Merger and will receive fees from IBTX for our services, a significant portion of which are contingent upon the announcement of the Merger. Sterne Agee also will receive a fee in connection with the delivery of this opinion. In addition, IBTX has agreed to reimburse our expenses and to indemnify us against certain liabilities arising out of our engagement. Other than our engagement by IBTX in connection with the Merger, we have not provided investment banking services to BOH Holdings, IBTX or their respective affiliates over the past two years; however, we may do so in the future. In the ordinary course of our business as a broker-dealer, we may, from time to time, purchase securities from and sell securities to BOH Holdings, IBTX or their respective affiliates. We may also actively trade the securities of IBTX or their respective affiliates for our own account and for the accounts of our customers and, accordingly, may at any time hold a long or short position in such securities.

This opinion is directed solely to, and is for the use and benefit of, the Board of Directors of IBTX. Our opinion is limited to the fairness, from a financial point of view, to IBTX of the Consideration to be paid in the Merger by IBTX and does not address the underlying business decision of IBTX to engage in the Merger, the relative merits of the Merger relative to any strategic alternative that may be available to IBTX or the effect of any other transaction in which IBTX or BOH Holdings might engage. In addition, our opinion does not constitute a recommendation whether or not to engage in the Merger. In rendering this opinion, we express November 21,2013 no view or opinion with respect to the fairness (financial or otherwise) of the amount or nature or any other aspect of any compensation payable to or to be received by any officers, directors, or employees of any of the parties to the Merger relative to the aggregate Consideration. Further, we express no view or opinion as to any terms or other aspects of the Merger or as to how the stockholders of IBTX should vote at any IBTX stockholders meeting to be held in connection with the Merger. Our opinion is not to be quoted or referred to, in whole or in part, in a registration statement, prospectus, proxy statement or in any other document, nor will this opinion be used for any other purposes, without the prior written consent of Sterne Agee. The issuance of this opinion has been approved by the Fairness Opinion Committee of Sterne Agee.

Based on and subject to the foregoing and such other matters we have deemed relevant, it is our opinion, as of the date hereof, that the Consideration to be paid in the Merger by IBTX is fair from a financial point of view to IBTX.

Very truly yours,

/s/ Sterne, Agee & Leach, Inc.

STERNE, AGEE & LEACH, INC.

(End of Appendix C)

APPENDIX D—RIGHTS OF DISSENTING OWNERS: CHAPTER 10, SUBCHAPTER H OF THE TEXAS BUSINESS ORGANIZATIONS CODE

CHAPTER 10. MERGERS, INTEREST EXCHANGES,

CONVERSIONS, AND SALES OF ASSETS

SUBCHAPTER H. RIGHTS OF DISSENTING OWNERS

§ 10.351. APPLICABILITY OF SUBCHAPTER.

(a)         This subchapter does not apply to a fundamental business transaction of a domestic entity if, immediately before the effective date of the fundamental business transaction, all of the ownership interests of the entity otherwise entitled to rights to dissent and appraisal under this code are held by one owner or only by the owners who approved the fundamental business transaction.

(b)         This subchapter applies only to a “domestic entity subject to dissenters’ rights,” as defined in Section 1.002. That term includes a domestic for-profit corporation, professional corporation, professional association, and real estate investment trust. Except as provided in Subsection (c), that term does not include a partnership or limited liability company.

(c)         The governing documents of a partnership or a limited liability company may provide that its owners are entitled to the rights of dissent and appraisal provided by this subchapter, subject to any modification to those rights as provided by the entity’s governing documents.

§ 10.352. DEFINITIONS.

In this subchapter:

(1)         “Dissenting owner” means an owner of an ownership interest in a domestic entity subject to dissenters’ rights who:

(A)         provides notice under Section 10.356; and

(B)         complies with the requirements for perfecting that owner’s right to dissent under this subchapter.

(2)        “Responsible organization” means:

(A)         the organization responsible for:

(i)         the provision of notices under this subchapter; and

(ii)         the primary obligation of paying the fair value for an ownership interest held by a dissenting owner;

(B)         with respect to a merger or conversion:

(i)         for matters occurring before the merger or conversion, the organization that is merging or converting; and

(ii)        for matters occurring after the merger or conversion, the surviving or new organization that is primarily obligated for the payment of the fair value of the dissenting owner’s ownership interest in the merger or conversion;

(C)         with respect to an interest exchange, the organization the ownership interests of which are being acquired in the interest exchange; and

(D)         with respect to the sale of all or substantially all of the assets of an organization, the organization the assets of which are to be transferred by sale or in another manner.

§ 10.353. FORM AND VALIDITY OF NOTICE.

(a)         Notice required under this subchapter:

(1)         must be in writing; and

(2)         may be mailed, hand-delivered, or delivered by courier or electronic transmission.

(b)         Failure to provide notice as required by this subchapter does not invalidate any action taken.

§ 10.354. RIGHTS OF DISSENT AND APPRAISAL.

(a)         Subject to Subsection (b), an owner of an ownership interest in a domestic entity subject to dissenters’ rights is entitled to:

(1)         dissent from:

(A)         a plan of merger to which the domestic entity is a party if owner approval is required by this code and the owner owns in the domestic entity an ownership interest that was entitled to vote on the plan of merger;

(B)         a sale of all or substantially all of the assets of the domestic entity if owner approval is required by this code and the owner owns in the domestic entity an ownership interest that was entitled to vote on the sale;

(C)         a plan of exchange in which the ownership interest of the owner is to be acquired;

(D)         a plan of conversion in which the domestic entity is the converting entity if owner approval is required by this code and the owner owns in the domestic entity an ownership interest that was entitled to vote on the plan of conversion; or

(E)         a merger effected under Section 10.006 in which:

(i)         the owner is entitled to vote on the merger; or

(ii)         the ownership interest of the owner is converted or exchanged; and

(2)         Subject to compliance with the procedures set forth in this subchapter, obtain the fair value of that ownership interest through an appraisal.

(b)         Notwithstanding Subsection (a), subject to Subsection (c), an owner may not dissent from a plan of merger or conversion in which there is a single surviving or new domestic entity or noncode organization, or from a plan of exchange, if:

(1)         the ownership interest, or a depository receipt in respect of the ownership interest, held by the owner is part of a class or series of ownership interests, or depository receipts in respect of ownership interests, that are, on the record date set for purposes of determining which owners are entitled to vote on the plan of merger, conversion, or exchange, as appropriate:

(A)         listed on a national securities exchange; or

(B)         held of record by at least 2,000 owners;

(2)         the owner is not required by the terms of the plan of merger, conversion, or exchange, as appropriate, to accept for the owner’s ownership interest any consideration that is different from the consideration to be provided to any other holder of an ownership interest of the same class or series as the ownership interest held by the owner, other than cash instead of fractional shares or interests the owner would otherwise be entitled to receive; and

(3)         the owner is not required by the terms of the plan of merger, conversion, or exchange, as appropriate, to accept for the owner’s ownership interest any consideration other than:

(A)         ownership interests, or depository receipts in respect of ownership interests, of a domestic entity or noncode organization of the same general organizational type that, immediately after the effective date of the merger, conversion, or exchange, as appropriate, will be part of a class or series of ownership interests, or depository receipts in respect of ownership interests, that are:

(i)         listed on a national securities exchange or authorized for listing on the exchange on official notice of issuance; or

(ii)         held of record by at least 2,000 owners;

(B)         cash instead of fractional ownership interests the owner would otherwise be entitled to receive; or

(C)         any combination of the ownership interests and cash described by Paragraphs (A) and (B).

(c)         Subsection (b) shall not apply to a domestic entity that is a subsidiary with respect to a merger under Section 10.006.

§ 10.355. NOTICE OF RIGHT OF DISSENT AND APPRAISAL.

(a)         A domestic entity subject to dissenters’ rights that takes or proposes to take an action regarding which an owner has a right to dissent and obtain an appraisal under Section 10.354 shall notify each affected owner of the owner’s rights under that section if:

(1)         the action or proposed action is submitted to a vote of the owners at a meeting; or

(2)         approval of the action or proposed action is obtained by written consent of the owners instead of being submitted to a vote of the owners.

(b)         If a parent organization effects a merger under Section 10.006 and a subsidiary organization that is a party to the merger is a domestic entity subject to dissenters’ rights, the responsible organization shall notify the owners of that subsidiary organization who have a right to dissent to the merger under Section 10.354 of their rights under this subchapter not later than the 10th day after the effective date of the merger. The notice must also include a copy of the certificate of merger and a statement that the merger has become effective.

(c)         A notice required to be provided under Subsection (a) or (b) must:

(1)         be accompanied by a copy of this subchapter; and

(2)         advise the owner of the location of the responsible organization’s principal executive offices to which a notice required under Section 10.356(b)(1) or (3) may be provided.

(d)         In addition to the requirements prescribed by Subsection (c), a notice required to be provided under Subsection (a)(1) must accompany the notice of the meeting to consider the action, and a notice required under Subsection (a)(2) must be provided to:

(1)         each owner who consents in writing to the action before the owner delivers the written consent; and

(2)         each owner who is entitled to vote on the action and does not consent in writing to the action before the 11th day after the date the action takes effect.

(e)         Not later than the 10th day after the date an action described by Subsection (a)(1) takes effect, the responsible organization shall give notice that the action has been effected to each owner who voted against the action and sent notice under Section 10.356(b)(1).

§ 10.356. PROCEDURE FOR DISSENT BY OWNERS AS TO ACTIONS; PERFECTION OF RIGHT OF DISSENT AND APPRAISAL.

(a)         An owner of an ownership interest of a domestic entity subject to dissenters’ rights who has the right to dissent and appraisal from any of the actions referred to in Section 10.354 may exercise that right to dissent and appraisal only by complying with the procedures specified in this subchapter. An owner’s right of dissent and appraisal under Section 10.354 may be exercised by an owner only with respect to an ownership interest that is not voted in favor of the action.

(b)         To perfect the owner’s rights of dissent and appraisal under Section 10.354, an owner:

(1)         if the proposed action is to be submitted to a vote of the owners at a meeting, must give to the domestic entity a written notice of objection to the action that:

(A)         is addressed to the entity’s president and secretary;

(B)         states that the owner’s right to dissent will be exercised if the action takes effect;

(C)         provides an address to which notice of effectiveness of the action should be delivered or mailed; and

(D)         is delivered to the entity’s principal executive offices before the meeting;

(2)         with respect to the ownership interest for which the rights of dissent and appraisal are sought:

(A)         must vote against the action if the owner is entitled to vote on the action and the action is approved at a meeting of the owners; and

(B)         may not consent to the action if the action is approved by written consent; and

(3)         must give to the responsible organization a demand in writing that:

(A)         is addressed to the president and secretary of the responsible organization;

(B)         demands payment of the fair value of the ownership interests for which the rights of dissent and appraisal are sought;

(C)         provides to the responsible organization an address to which a notice relating to the dissent and appraisal procedures under this subchapter may be sent;

(D)         states the number and class of the ownership interests of the domestic entity owned by the owner and the fair value of the ownership interests as estimated by the owner; and

(E)         is delivered to the responsible organization at its principal executive offices at the following time:

(i)         not later than the 20th day after the date the responsible organization sends to the owner the notice required by Section 10.355(e) that the action has taken effect, if the action was approved by a vote of the owners at a meeting;

(ii)         not later than the 20th day after the date the responsible organization sends to the owner the notice required by Section 10.355(d)(2) that the action has taken effect, if the action was approved by the written consent of the owners; or

(iii)         not later than the 20th day after the date the responsible organization sends to the owner a notice that the merger was effected, if the action is a merger effected under Section 10.006.

(c)         An owner who does not make a demand within the period required by Subsection (b)(3)(E) or, if Subsection (b)(1) is applicable, does not give the notice of objection before the meeting of the owners is bound by the action and is not entitled to exercise the rights of dissent and appraisal under Section 10.354.

(d)         Not later than the 20th day after the date an owner makes a demand under Subsection (b)(3), the owner must submit to the responsible organization any certificates representing the ownership interest to which the demand relates for purposes of making a notation on the certificates that a demand for the payment of the fair value of an ownership interest has been made under this section. An owner’s failure to submit the certificates within the required period has the effect of terminating, at the option of the responsible organization, the owner’s rights to dissent and appraisal under Section 10.354 unless a court, for good cause shown, directs otherwise.

(e)         If a domestic entity and responsible organization satisfy the requirements of this subchapter relating to the rights of owners of ownership interests in the entity to dissent to an action and seek appraisal of those ownership interests, an owner of an ownership interest who fails to perfect that owner’s right of dissent in accordance with this subchapter may not bring suit to recover the value of the ownership interest or money damages relating to the action.

§ 10.357. WITHDRAWAL OF DEMAND FOR FAIR VALUE OF OWNERSHIP INTEREST.

(a)         An owner may withdraw a demand for the payment of the fair value of an ownership interest made under Section 10.356 before:

(1)         payment for the ownership interest has been made under Sections 10.358 and 10.361; or

(2)         a petition has been filed under Section 10.361.

(b)         Unless the responsible organization consents to the withdrawal of the demand, an owner may not withdraw a demand for payment under Subsection (a) after either of the events specified in Subsections (a)(1) and (2).

§ 10.358. RESPONSE BY ORGANIZATION TO NOTICE OF DISSENT AND DEMAND FOR FAIR VALUE BY DISSENTING OWNER.

(a)         Not later than the 20th day after the date a responsible organization receives a demand for payment made by a dissenting owner in accordance with Section 10.356(b)(3), the responsible organization shall respond to the dissenting owner in writing by:

(1)         accepting the amount claimed in the demand as the fair value of the ownership interests specified in the notice; or

(2)         rejecting the demand and including in the response the requirements prescribed by Subsection (c).

(b)         If the responsible organization accepts the amount claimed in the demand, the responsible organization shall pay the amount not later than the 90th day after the date the action that is the subject of the demand was effected if the owner delivers to the responsible organization:

(1)         endorsed certificates representing the ownership interests if the ownership interests are certificated; or

(2)         signed assignments of the ownership interests if the ownership interests are uncertificated.

(c)         If the responsible organization rejects the amount claimed in the demand, the responsible organization shall provide to the owner:

(1)         an estimate by the responsible organization of the fair value of the ownership interests; and

(2)         an offer to pay the amount of the estimate provided under Subdivision (1).

(d)         If the dissenting owner decides to accept the offer made by the responsible organization under Subsection (c)(2), the owner must provide to the responsible organization notice of the acceptance of the offer not later than the 90th day after the date the action that is the subject of the demand took effect

(e)         If, not later than the 90th day after the date the action that is the subject of the demand took effect, a dissenting owner accepts an offer made by a responsible organization under Subsection (c)(2) or a dissenting owner and a responsible organization reach an agreement on the fair value of the ownership interests, the responsible organization shall pay the agreed amount not later than the 120th day after the date the action that is the subject of the demand took effect, if the dissenting owner delivers to the responsible organization:

(1)         endorsed certificates representing the ownership interests if the ownership interests are certificated; or

(2)         signed assignments of the ownership interests if the ownership interests are uncertificated.

§ 10.359. RECORD OF DEMAND FOR FAIR VALUE OF OWNERSHIP INTEREST.

(a)         A responsible organization shall note in the organization’s ownership interest records maintained under Section 3.151 the receipt of a demand for payment from any dissenting owner made under Section 10.356.

(b)         If an ownership interest that is the subject of a demand for payment made under Section 10.356 is transferred, a new certificate representing that ownership interest must contain:

(1)         a reference to the demand; and

(2)         the name of the original dissenting owner of the ownership interest.

§ 10.360. RIGHTS OF TRANSFEREE OF CERTAIN OWNERSHIP INTEREST.

A transferee of an ownership interest that is the subject of a demand for payment made under Section 10.356 does not acquire additional rights with respect to the responsible organization following the transfer. The transferee has only the rights the original dissenting owner had with respect to the responsible organization after making the demand.

§ 10.361. PROCEEDING TO DETERMINE FAIR VALUE OF OWNERSHIP INTEREST AND OWNERS ENTITLED TO PAYMENT; APPOINTMENT OF APPRAISERS.

(a)         If a responsible organization rejects the amount demanded by a dissenting owner under Section 10.358 and the dissenting owner and responsible organization are unable to reach an agreement relating to the fair value of the ownership interests within the period prescribed by Section 10.358(d), the dissenting owner or responsible organization may file a petition requesting a finding and determination of the fair value of the owner’s ownership interests in a court in:

(1)         the county in which the organization’s principal office is located in this state; or

(2)         the county in which the organization’s registered office is located in this state, if the organization does not have a business office in this state.

(b)         A petition described by Subsection (a) must be filed not later than the 60th day after the expiration of the period required by Section 10.358(d).

(c)         On the filing of a petition by an owner under Subsection (a), service of a copy of the petition shall be made to the responsible organization. Not later than the 10th day after the date a responsible organization receives service under this subsection, the responsible organization shall file with the clerk of the court in which the petition was filed a list containing the names and addresses of each owner of the organization who has demanded payment for ownership interests under Section 10.356 and with whom agreement as to the value of the ownership interests has not been reached with the responsible organization. If the responsible organization files a petition under Subsection (a), the petition must be accompanied by this list.

(d)         The clerk of the court in which a petition is filed under this section shall provide by registered mail notice of the time and place set for the hearing to:

(1)         the responsible organization; and

(2)         each owner named on the list described by Subsection (c) at the address shown for the owner on the list.

(e)         The court shall:

(1)         determine which owners have:

(A)         perfected their rights by complying with this subchapter; and

(B)         become subsequently entitled to receive payment for the fair value of their ownership interests; and

(2)         appoint one or more qualified appraisers to determine the fair value of the ownership interests of the owners described by Subdivision (1).

(f)         The court shall approve the form of a notice required to be provided under this section. The judgment of the court is final and binding on the responsible organization, any other organization obligated to make payment under this subchapter for an ownership interest, and each owner who is notified as required by this section.

(g)         The beneficial owner of an ownership interest subject to dissenters’ rights held in a voting trust or by a nominee on the beneficial owner’s behalf may file a petition described by Subsection (a) if no agreement between the dissenting owner of the ownership interest and the responsible organization has been reached within the period prescribed by Section 10.358(d). When the beneficial owner files a petition described by Subsection (a):

(1)         the beneficial owner shall at that time be considered, for purposes of this subchapter, the owner, the dissenting owner, and the holder of the ownership interest subject to the petition; and

(2)         the dissenting owner who demanded payment under Section 10.356 has no further rights regarding the ownership interest subject to the petition.

§ 10.362. COMPUTATION AND DETERMINATION OF FAIR VALUE OF OWNERSHIP INTEREST.

(a)         For purposes of this subchapter, the fair value of an ownership interest of a domestic entity subject to dissenters’ rights is the value of the ownership interest on the date preceding the date of the action that is the subject of the appraisal. Any appreciation or depreciation in the value of the ownership interest occurring in anticipation of the proposed action or as a result of the action must be specifically excluded from the computation of the fair value of the ownership interest.

(b)         In computing the fair value of an ownership interest under this subchapter, consideration must be given to the value of the domestic entity as a going concern without including in the computation of value any control premium, any minority ownership discount, or any discount for lack of marketability. If the domestic entity has different classes or series of ownership interests, the relative rights and preferences of and limitations placed on the class or series of ownership interests, other than relative voting rights, held by the dissenting owner must be taken into account in the computation of value.

(c)         The determination of the fair value of an ownership interest made for purposes of this subchapter may not be used for purposes of making a determination of the fair value of that ownership interest for another purpose or of the fair value of another ownership interest, including for purposes of determining any minority or liquidity discount that might apply to a sale of an ownership interest.

§ 10.363. POWERS AND DUTIES OF APPRAISER; APPRAISAL PROCEDURES.

(a)         An appraiser appointed under Section 10.361 has the power and authority that:

(1)         is granted by the court in the order appointing the appraiser; and

(2)         may be conferred by a court to a master in chancery as provided by Rule 171, Texas Rules of Civil Procedure.

(b)         The appraiser shall:

(1)         determine the fair value of an ownership interest of an owner adjudged by the court to be entitled to payment for the ownership interest; and

(2)         file with the court a report of that determination.

(c)         The appraiser is entitled to examine the books and records of a responsible organization and may conduct investigations as the appraiser considers appropriate. A dissenting owner or responsible organization may submit to an appraiser evidence or other information relevant to the determination of the fair value of the ownership interest required by Subsection (b)(1).

(d)         The clerk of the court appointing the appraiser shall provide notice of the filing of the report under Subsection (b) to each dissenting owner named in the list filed under Section 10.361 and the responsible organization.

§ 10.364. OBJECTION TO APPRAISAL; HEARING.

(a)         A dissenting owner or responsible organization may object, based on the law or the facts, to all or part of an appraisal report containing the fair value of an ownership interest determined under Section 10.363(b).

(b)         If an objection to a report is raised under Subsection (a), the court shall hold a hearing to determine the fair value of the ownership interest that is the subject of the report. After the hearing, the court shall require the responsible organization to pay to the holders of the ownership interest the amount of the determined value with interest, accruing from the 91st day after the date the applicable action for which the owner elected to dissent was effected until the date of the judgment.

(c)         Interest under Subsection (b) accrues at the same rate as is provided for the accrual of prejudgment interest in civil cases.

(d)         The responsible organization shall:

(1)         immediately pay the amount of the judgment to a holder of an uncertificated ownership interest; and

(2)         pay the amount of the judgment to a holder of a certificated ownership interest immediately after the certificate holder surrenders to the responsible organization an endorsed certificate representing the ownership interest.

(e)         On payment of the judgment, the dissenting owner does not have an interest in the:

(1)         ownership interest for which the payment is made; or

(2)         responsible organization with respect to that ownership interest.

§ 10.365. COURT COSTS; COMPENSATION FOR APPRAISER.

(a)         An appraiser appointed under Section 10.361 is entitled to a reasonable fee payable from court costs.

(b)         All court costs shall be allocated between the responsible organization and the dissenting owners in the manner that the court determines to be fair and equitable.

§ 10.366. STATUS OF OWNERSHIP INTEREST HELD OR FORMERLY HELD BY DISSENTING OWNER.

(a)         An ownership interest of an organization acquired by a responsible organization under this subchapter:

(1)         in the case of a merger, conversion, or interest exchange, shall be held or disposed of as provided in the plan of merger, conversion, or interest exchange; and

(2)         in any other case, may be held or disposed of by the responsible organization in the same manner as other ownership interests acquired by the organization or held in its treasury.

(b)         An owner who has demanded payment for the owner’s ownership interest under Section 10.356 is not entitled to vote or exercise any other rights of an owner with respect to the ownership interest except the right to:

(1)         receive payment for the ownership interest under this subchapter; and

(2)         bring an appropriate action to obtain relief on the ground that the action to which the demand relates would be or was fraudulent.

(c)         An ownership interest for which payment has been demanded under Section 10.356 may not be considered outstanding for purposes of any subsequent vote or action.

§ 10.367. RIGHTS OF OWNERS FOLLOWING TERMINATION OF RIGHT OF DISSENT.

(a)        The rights of a dissenting owner terminate if:

(1)         the owner withdraws the demand under Section 10.356;

(2)         the owner’s right of dissent is terminated under Section 10.356;

(3)         a petition is not filed within the period required by Section 10.361; or

(4)         after a hearing held under Section 10.361, the court adjudges that the owner is not entitled to elect to dissent from an action under this subchapter.

(b)         On termination of the right of dissent under this section:

(1)         the dissenting owner and all persons claiming a right under the owner are conclusively presumed to have approved and ratified the action to which the owner dissented and are bound by that action;

(2)         the owner’s right to be paid the fair value of the owner’s ownership interests ceases;

(3)         the owner’s status as an owner of those ownership interests is restored, as if the owner’s demand for payment of the fair value of the ownership interests had not been made under Section 10.356, if the owner’s ownership interests were not canceled, converted, or exchanged as a result of the action or a subsequent action;

(4)         the dissenting owner is entitled to receive the same cash, property, rights, and other consideration received by owners of the same class and series of ownership interests held by the owner, as if the owner’s demand for payment of the fair value of the ownership interests had not been made under Section 10.356, if the owner’s ownership interests were canceled, converted, or exchanged as a result of the action or a subsequent action;

(5)         any action of the domestic entity taken after the date of the demand for payment by the owner under Section 10.356 will not be considered ineffective or invalid because of the restoration of the owner’s ownership interests or the other rights or entitlements of the owner under this subsection; and

(6)         the dissenting owner is entitled to receive dividends or other distributions made after the date of the owner’s payment demand under Section 10.356, to owners of the same class and series of ownership interests held by the owner as if the demand had not been made, subject to any change in or adjustment to the ownership interests because of an action taken by the domestic entity after the date of the demand.

§ 10.368. EXCLUSIVITY OF REMEDY OF DISSENT AND APPRAISAL.

In the absence of fraud in the transaction, any right of an owner of an ownership interest to dissent from an action and obtain the fair value of the ownership interest under this subchapter is the exclusive remedy for recovery of:

(1)         the value of the ownership interest; or

(2)         money damages to the owner with respect to the action.

(End of Appendix D)

PART II

INFORMATION NOT REQUIRED IN PROSPECTUS

Item 20.	Indemnification of Directors and Officers of Independent

Article VI of Independent’s certificate of formation and Article VI of Independent’s bylaws provide that Independent shall indemnify any person made a party to or involved in any threatened, pending or completed action, suit or proceeding (whether civil, criminal, administrative or investigative) by reason of the fact that such person is or was a director or officer of Independent or is or was serving at the request of Independent as a director or officer of another foreign or domestic association, corporation, partnership, joint venture, trust or other entity, or employee benefit plan (whether such action, suit or proceeding is based in whole or in part on the sole or contributory gross or ordinary negligence of such person or otherwise).

Article VII of Independent’s certificate of formation provides that a director of Independent shall not be liable to Independent or its shareholders for monetary damages for an act or omission in the director’s capacity as a director, subject to certain limitations.

In Article VI of Independent’s certificate of formation and Article VI of Independent’s bylaws, Independent makes mandatory for directors and officers the indemnification provided for in Section 8.101 of the Texas Business Organizations Code (“TBOC”), which provides that, subject to certain limitations, a corporation may indemnify a governing person, former governing person, or delegate who was, is, or is threatened to be made a respondent in a proceeding to the extent permitted by Section 8.102 of the TBOC if it is determined in accordance with Section 8.103 of the TBOC that:

(1)         the person:

(A)         acted in good faith;

(B)         reasonably believed:

(i)         in the case of conduct in the person’s official capacity, that the person’s conduct was in the corporation’s best interests; and

(ii)         in any other case, that the person’s conduct was not opposed to the corporation’s best interests; and

(C)         in the case of a criminal proceeding, did not have a reasonable cause to believe the person’s conduct was unlawful.

(2)         with respect to expenses, the amount of expenses other than a judgment is reasonable; and

(3)         indemnification should be paid.

Independent has entered into indemnification agreements with the members of its board of directors (each an “indemnitee”). Each indemnification agreement requires Independent to indemnify each indemnitee to the fullest extent permitted by the TBOC and any successor statute thereto when such successor statute becomes applicable to Independent. Independent will also, among other things, make the indemnitee whole for costs in any action to establish indemnitee’s right to indemnification, whether or not wholly successful.

Independent also maintains directors’ and officers’ liability insurance.

The Amended and Restated Certificate of Formation and Third Amended and Restated Bylaws of the Registrant were previously filed with the Securities and Exchange Commission and are incorporated by reference into the registration statement.

Item 21.	Exhibits and Financial Statement Schedules

(a)         List of Exhibits

Exhibit Number	Description

2.1	Agreement and Plan of Reorganization, dated as of November 21, 2013, by and among the Registrant and BOH Holdings (included as Appendix A to the joint proxy statement/prospectus, which forms a part of this Registration Statement on Form S-4)

3.1	Amended and Restated Certificate of Formation of the Registrant (incorporated herein by reference to Exhibit 3.1 to the Registrant’s Registration Statement on Form S-1 (Registration No. 333-186354) (the “Registration Statement”))

3.2	Certificate of Amendment to Amended and Restated Certificate of Formation of the Registrant (incorporated herein by reference to Exhibit 3.3 to the Registration Statement)

3.3	Third Amended and Restated Bylaws of the Registrant (incorporated herein by reference to Exhibit 3.2 to the Registration Statement)

4.1	Form of certificate representing shares of the Registrant’s common stock (incorporated herein by reference to Exhibit 4.1 to the Registration Statement)

4.2	Form of Common Stock Purchase Warrant, with schedules of differences (incorporated herein by reference to Exhibit 4.2 to the Registration Statement)

The other instruments defining the rights of holders of the long-term debt securities of the Registrant and its subsidiaries are omitted pursuant to section (b)(4)(iii)(A) of Item 601 of Regulation S-K. The Registrant hereby agrees to furnish copies of these instruments to the Securities and Exchange Commission upon request.

5.1	Form of Opinion of Andrews Kurth LLP regarding the legality of the securities being registered*

8.1	Form of Opinion of Andrews Kurth LLP as to certain tax matters*

8.2	Form of Opinion of Bracewell & Giuliani LLP as to certain tax matters*

23.1	Consent of McGladrey LLP, independent registered public accounting firm of the Registrant*

23.2	Consent of Andrews Kurth LLP, to be included as part of its opinion filed as Exhibit 5.1 and incorporated herein by reference

23.3	Consent of Andrews Kurth LLP, to be included as part of its opinion filed as Exhibit 8.1 and incorporated herein by reference

23.4	Consent of Bracewell & Giuliani LLP, to be included as part of its opinion filed as Exhibit 8.2 and incorporated herein by reference

24.1	Power of Attorney of Directors and Officers of the Registrant, included on the signature page of this Form S-4 and incorporated herein by reference

99.1	Consent of Sandler O’Neill + Partners, L.P.*

99.2	Consent of Sterne, Agee & Leach, Inc.*

99.3	Form of Proxy for Special Meeting for Shareholders of BOH Holdings*

99.4	Form of Proxy for Special Meeting for Shareholders of Independent*
Exhibit 101.INS+	XBRL Instance Document

Exhibit 101.SCH+	XBRL Taxonomy Extension Schema Document

Exhibit 101.CAL+	XBRL Taxonomy Extension Calculation Linkbase Document

Exhibit 101.DEF+	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit 101.LAB+	XBRL Taxonomy Extension Label Linkbase Document

Exhibit 101.PRE+	XBRL Taxonomy Extension Presentation Linkbase Document

*	Filed herewith
+	Not deemed to be filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, in accordance with Rule 406T of Regulation S-T.

(b)         Financial Statement Schedules

None. All other schedules for which provision is made in Regulation S-X of the Securities and Exchange Commission are not required under the related restrictions or are inapplicable, and, therefore, have been omitted. [CONFIRM NO FINANCIAL STATEMENT SCHEDULES]

(c)         Opinion of Financial Advisor

The Fairness Opinion of Sandler O’Neill + Partners, L.P., is furnished as Appendix B to the joint proxy statement/prospectus, which forms a part of this Registration Statement on Form S-4.

The Fairness Opinion of Sterne, Agee & Leach, Inc., is furnished as Appendix C to the joint proxy statement/prospectus, which forms a part of this Registration Statement on Form S-4.

Item 22.         Undertakings.

The undersigned registrant hereby undertakes:

(a)         (1)         To file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(i)         To include any prospectus required by section 10(a)(3) of the Securities Act of 1933;

(ii)         To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20 percent change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective Registration Statement; and

(iii)         To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

(2)         That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3)         To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(g)         (1)         The undersigned registrant hereby undertakes as follows: that prior to any public reoffering of the securities registered hereunder through use of a prospectus which is a part of this registration statement, by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c), the issuer undertakes that such reoffering prospectus will contain the information called for by the applicable registration form with respect to reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The registrant undertakes that every prospectus (i) that is filed pursuant to paragraph (1) immediately preceding, or (ii) that purports to meet the requirements of section 10(a)(3) of the Act and is used in connection with an offering of securities subject to Rule 415, will be filed as a part of an amendment to the registration statement and will not be used until such amendment is effective, and that, for purposes of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(h)         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The undersigned registrant hereby undertakes to supply by means of a post-effective amendment all information concerning a transaction, and the company being acquired involved therein, that was not the subject of and included in the registration statement when it became effective.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of McKinney, Texas, on January     , 2014.

INDEPENDENT BANK GROUP, INC.

By:	/s/ David R. Brooks
David R. Brooks
Chairman and Chief Executive Officer

Power of Attorney

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in their respective capacities and on the respective dates indicated opposite their names. Each person whose signature appears below hereby authorizes each of David R. Brooks, Daniel W. Brooks and Torry Berntsen with full power of substitution, to execute in the name and on behalf of such person any amendment (including any post-effective amendment) to this Registration Statement and to file the same, with exhibits thereto, and other documents in connection therewith, making such changes in this Registration Statement as the registrant deems appropriate, and appoints David R. Brooks, Daniel W. Brooks and Torry Berntsen with full power of substitution, attorney-in-fact to sign any and all amendments (including post-effective amendments and any related registration statement pursuant to Rule 462(b) under the Securities Act) hereto to this Registration Statement and to file the same, with exhibits thereto, and other documents in connection therewith and we do hereby ratify and confirm that said attorney and agent shall do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David R. Brooks	Chairman, Chief Executive Officer and Director (Principal Executive Officer)	January , 2014
David R. Brooks

/s/ Michelle S. Hickox	Executive Vice President and Chief Financial Officer (Principal Financial and Principal Accounting Officer)	January , 2014
Michelle S. Hickox

/s/ Torry Berntsen	President, Chief Operating Officer and Director	January , 2014
Torry Berntsen

/s/ Daniel W. Brooks	Vice Chairman, Chief Risk Officer and Director	January , 2014
Daniel W. Brooks

/s/ M. Brian Aynesworth	Director	January , 2014
M. Brian Aynesworth

/s/ Douglas A. Cifu	Director	January , 2014
Douglas A. Cifu

/s/ William E. Fair	Director	January , 2014
William E. Fair

/s/ Craig E. Holmes	Director	January , 2014
Craig E. Holmes

/s/ Jack M. Radke	Director	January , 2014
Jack M. Radke

/s/ G. Stacy Smith	Director	January , 2014
G. Stacy Smith

/s/ Michael T. Viola	Director	January , 2014
Michael T. Viola

EXHIBIT LIST

Exhibit Number	Description

2.1	Agreement and Plan of Reorganization, dated as of November 21, 2013, by and among the Registrant and BOH Holdings (included as Appendix A to the joint proxy statement/prospectus, which forms a part of this Registration Statement on Form S-4)

3.1	Amended and Restated Certificate of Formation of the Registrant (incorporated herein by reference to Exhibit 3.1 to the Registrant’s Registration Statement on Form S-1 (Registration No. 333-186354) (the “Registration Statement”))

3.2	Certificate of Amendment to Amended and Restated Certificate of Formation of the Registrant (incorporated herein by reference to Exhibit 3.3 to the Registration Statement)

3.3	Third Amended and Restated Bylaws of the Registrant (incorporated herein by reference to Exhibit 3.2 to the Registration Statement)

4.1	Form of certificate representing shares of the Registrant’s common stock (incorporated herein by reference to Exhibit 4.1 to the Registration Statement)

4.2	Form of Common Stock Purchase Warrant, with schedules of differences (incorporated herein by reference to Exhibit 4.2 to the Registration Statement)

The other instruments defining the rights of holders of the long-term debt securities of the Registrant and its subsidiaries are omitted pursuant to section (b)(4)(iii)(A) of Item 601 of Regulation S-K. The Registrant hereby agrees to furnish copies of these instruments to the Securities and Exchange Commission upon request.

5.1	Form of Opinion of Andrews Kurth LLP regarding the legality of the securities being registered*

8.1	Form of Opinion of Andrews Kurth LLP as to certain tax matters*

8.2	Form of Opinion of Bracewell & Giuliani LLP as to certain tax matters*

23.1	Consent of McGladrey LLP, independent registered public accounting firm of the Registrant*

23.2	Consent of Andrews Kurth LLP, to be included as part of its opinion filed as Exhibit 5.1 and incorporated herein by reference

23.3	Consent of Andrews Kurth LLP, to be included as part of its opinion filed as Exhibit 8.1 and incorporated herein by reference

23.4	Consent of Bracewell & Giuliani LLP, to be included as part of its opinion filed as Exhibit 8.2 and incorporated herein by reference

24.1	Power of Attorney of Directors and Officers of the Registrant, included on the signature page of this Form S-4 and incorporated herein by reference

99.1	Consent of Sandler O’Neill + Partners, L.P.*

99.2	Consent of Sterne, Agee & Leach, Inc.*

99.3	Form of Proxy for Special Meeting for Shareholders of BOH Holdings*

99.4	Form of Proxy for Special Meeting for Shareholders of Independent*
Exhibit 101.INS+	XBRL Instance Document

Exhibit 101.SCH+	XBRL Taxonomy Extension Schema Document

Exhibit 101.CAL+	XBRL Taxonomy Extension Calculation Linkbase Document

Exhibit 101.DEF+	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit 101.LAB+	XBRL Taxonomy Extension Label Linkbase Document

Exhibit 101.PRE+	XBRL Taxonomy Extension Presentation Linkbase Document

*	Filed herewith
+	Not deemed to be filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, in accordance with Rule 406T of Regulation S-T.